Financial Statements
Separate Account I of Integrity Life Insurance Company
Year Ended December 31, 2020,
With Report of Independent Registered Public
Accounting Firm

Separate Account I
of
Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm

The Board of Directors of Integrity Life Insurance Company and
The Contract Owners of Separate Account I of Integrity Life Insurance Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Separate Account I of Integrity Life Insurance Company (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each the periods indicated in Appendix A, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in Appendix A, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 13, 2021

Appendix A
Subaccounts comprising Separate Account I of Integrity Life Insurance Company

Subaccounts	Statement of operations	Statements of changes in net assets
American Funds Insurance Series
Non-Affiliated Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds I.S. Managed Risk Asset Allocation Fund
Non-Affiliated Class 4
American Funds I.S. Bond Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund
American Funds I.S. Growth Fund
American Funds I.S. Growth-Income Fund
American Funds I.S. New World Fund

BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Columbia Funds Variable Portfolios
Non-Affiliated Class 1
Columbia VP - Select Mid Cap Value Fund
Non-Affiliated Class 2
Columbia VP - Small Cap Value Fund

DWS Investments VIT Funds
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund

Fidelity Variable Insurance Products
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Government Money Market

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Non-Affiliated Service Class:	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio

Franklin Templeton VIP Trust
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund
Guggenheim VT Multi-Hedge Strategies Fund
Guggenheim VT Long Short Equity Fund

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
iShares Trust	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ETF Shares:
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® 5-10 Year Investment Grade Corporate Bond ETF (formerly iShares® Intermediate-Term Corporate Bond ETF)
iShares® International Treasury Bond ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
iShares® TIPS Bond ETF

Invesco (AIM) Variable Insurance Funds
Non-Affiliated Class 2:
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund

JPMorgan Insurance Trust
Non-Affiliated Class 1:
JP Morgan IT Mid Cap Value

Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 1:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio

Pimco Variable Insurance Trust
Advisor Class:
PIMCO VIT All Asset Portfolio
PIMCO VIT International Bond Portfolio (US Dollar Hedged)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Northern Lights Variable Trust
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

Appendix A (continued)

Subaccounts	Statement of operations	Statements of changes in net assets
Touchstone Variable Series Trust	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Affiliated Service Class:
Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund

The Vanguard Index Funds
ETF Shares:
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares

Invesco (AIM) Variable Insurance Funds	For the period from April 30, 2020 (commencement of operations) through December 31, 2020
Non-Affiliated Class 2:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth

Invesco (AIM) Variable Insurance Funds	For the period from January 1, 2020 through April 29, 2020	For the year ended December 31, 2019 and the period from January 1, 2020 through April 29, 2020
Non-Affiliated Class 2:
Invesco V.I. Mid Cap Growth Fund

Touchstone Variable Series Trust	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 12, 2019 through December 31, 2019
Affiliated Service Class:
Touchstone VST Bond Fund
Touchstone VST Common Stock Fund

Fidelity Variable Insurance Products	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 12, 2019 through December 31, 2019
Non-Affiliated Service Class 2:
Fidelity VIP Bond Index Portfolio
Fidelity VIP Extended Market Index Portfolio
Fidelity VIP International Index Portfolio
Fidelity VIP Total Market Index Portfolio

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2020

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Affiliated:
Touchstone VST Aggressive ETF Fund	$14,405,994	$(1)	$14,405,993	$20.00	to	$29.89	574,165
Touchstone VST Bond Fund	15,320,519	2	15,320,521	10.97	to	11.14	1,393,778
Touchstone VST Common Stock Fund	35,713,301	1	35,713,302	13.09	to	13.30	2,717,315
Touchstone VST Conservative ETF Fund	8,123,179	(8)	8,123,171	16.01	to	22.06	436,086
Touchstone VST Moderate ETF Fund	9,174,447	—	9,174,447	18.26	to	25.79	456,328
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	2,251,388	—	2,251,388	25.02	to	40.65	68,038
Fidelity VIP Overseas Portfolio	1,766,142	(4)	1,766,138	13.62	to	49.46	46,602
Fidelity VIP Equity-Income Portfolio	8,634,587	(1)	8,634,586	31.79	to	110.09	110,954
Fidelity VIP Growth Portfolio	8,438,495	1	8,438,496			242.37	34,817
Fidelity VIP High Income Portfolio	430,983	(1)	430,982			32.06	13,443
Fidelity VIP Asset Manager Portfolio	3,260,876	1	3,260,877			69.49	46,923
Fidelity VIP Contrafund® Portfolio	15,771,233	2	15,771,235	63.24	to	128.59	158,978
Fidelity VIP Index 500 Portfolio	6,181,205	(1)	6,181,204	27.19	to	95.67	132,786
Fidelity VIP Investment Grade Bond Portfolio	2,600,662	2	2,600,664	13.41	to	47.21	104,705
Fidelity VIP Government Money Market	9,223,373	5	9,223,378	9.30	to	10.14	951,012
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	237,524	1	237,525			25.53	9,303
Fidelity VIP Growth Portfolio	732,275	—	732,275	38.34	to	39.69	18,921
Fidelity VIP High Income Portfolio	159,164	—	159,164			17.63	9,026
Fidelity VIP Asset Manager Portfolio	3,847	(1)	3,846			21.54	179
Fidelity VIP Contrafund® Portfolio	877,800	1	877,801			46.32	18,949
Fidelity VIP Balanced Portfolio	150,271	1	150,272			28.89	5,201
Fidelity VIP Mid Cap Portfolio	2,859,858	(2)	2,859,856	80.44	to	83.78	35,188
Fidelity VIP Overseas Portfolio	6,610	—	6,610			20.92	316
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	1,925,652	(4)	1,925,648	17.37	to	24.79	94,204
Fidelity VIP Balanced Portfolio	9,956,106	—	9,956,106	22.75	to	32.91	372,929
Fidelity VIP Bond Index Portfolio	1,477,866	(1)	1,477,865	10.72	to	10.78	137,218
Fidelity VIP Contrafund® Portfolio	37,961,647	(2)	37,961,645	27.68	to	49.49	1,136,716
Fidelity VIP Disciplined Small Cap Portfolio	2,330,747	4	2,330,751	20.16	to	21.76	112,056
Fidelity VIP Equity-Income Portfolio	4,964,669	4	4,964,673	16.37	to	27.85	234,330
Fidelity VIP Extended Market Index Portfolio	9,095	(1)	9,094	12.07	to	12.07	754
Fidelity VIP Freedom 2010 Portfolio	625,202	3	625,205	16.64	to	17.72	37,022
Fidelity VIP Freedom 2015 Portfolio	759,077	(4)	759,072	17.23	to	18.62	43,583
Fidelity VIP Freedom 2020 Portfolio	5,218,541	—	5,218,541	17.45	to	19.73	294,803
Fidelity VIP Freedom 2025 Portfolio	7,453,546	(2)	7,453,544	18.59	to	21.25	391,904
Fidelity VIP Freedom 2030 Portfolio	966,382	(2)	966,380	18.78	to	20.12	50,437
Fidelity VIP Growth Portfolio	18,400,421	2	18,400,423	34.92	to	46.25	467,692
Fidelity VIP High Income Portfolio	6,558,697	—	6,558,697	15.00	to	23.36	314,697
Fidelity VIP Index 500 Portfolio	45,168,731	—	45,168,731	25.42	to	37.55	1,713,762
Fidelity VIP International Index Portfolio	396,118	(3)	396,115	11.55	to	11.62	34,131
Fidelity VIP Investment Grade Bond Portfolio	33,877,793	(4)	33,877,789	13.08	to	20.87	2,204,818
Fidelity VIP Mid Cap Portfolio	7,937,113	2	7,937,115	22.28	to	52.45	252,705
Fidelity VIP Overseas Portfolio	2,875,420	(1)	2,875,419	12.76	to	25.76	177,166
Fidelity VIP Target Volatility Portfolio	3,370,478	2	3,370,480	14.24	to	14.87	234,938
Fidelity VIP Total Market Index Portfolio	543,043	2	543,045	12.72	to	12.82	42,485
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	1,784,224	(2)	1,784,222	19.89	to	21.09	87,878
Franklin Growth and Income VIP Fund	1,373,583	—	1,373,583	31.68	to	32.40	43,355
Franklin Income VIP Fund	3,854,612	1	3,854,613	28.51	to	29.15	135,083
JP Morgan IT Mid Cap Value	403,426	(2)	403,424	25.65	to	38.85	11,243
Morgan Stanley VIF Emerging Markets Debt Portfolio	291,665	(1)	291,664	18.56	to	31.68	9,768
Morgan Stanley VIF U.S. Real Estate Portfolio	1,198,818	—	1,198,818	13.83	to	39.90	35,492
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	5,881,110	(2)	5,881,108	13.66	to	14.26	426,629
Columbia VP – Small Cap Value Fund	3,155,528	1	3,155,529	21.84	to	31.23	107,171
Franklin Growth and Income VIP Fund	7,741,149	(1)	7,741,148	18.07	to	32.28	317,147
Franklin Income VIP Fund	19,178,334	(2)	19,178,332	14.99	to	29.02	1,044,408
Franklin Large Cap Growth VIP Fund	7,263,830	(2)	7,263,828	30.24	to	50.02	201,118
Franklin Mutual Shares VIP Fund	20,768,343	2	20,768,345	13.32	to	27.08	1,348,877
Franklin Small Cap Value VIP Fund	1,501,086	3	1,501,089	19.32	to	24.24	75,773
Invesco V.I. American Franchise Fund	3,388,866	3	3,388,869	35.80	to	56.75	89,168
Invesco V.I. American Value Fund	9,823,076	(2)	9,823,074	18.55	to	20.89	512,829
Invesco V.I. Comstock Fund	11,082,291	—	11,082,291	16.74	to	32.98	597,810
Invesco V.I. International Growth Fund	4,631,597	(2)	4,631,595	14.62	to	15.27	310,090

(a) Name Change. See Note 1.	5
(b) New Underlying Fund. See Note 1.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities (continued)
December 31, 2020

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	$1,880,690	$1	$1,880,691	$14.81	to	$14.85	126,840
Templeton Foreign VIP Fund	9,372,688	(6)	9,372,682	9.63	to	21.89	836,375
Templeton Global Bond VIP Fund	3,159,345	2	3,159,347	8.75	to	9.17	358,586
Templeton Growth VIP Fund	2,447,336	(2)	2,447,334	11.40	to	24.29	136,785
Morgan Stanley VIF Emerging Markets Debt Portfolio	770,607	1	770,608	13.54	to	27.69	44,152
Morgan Stanley VIF Emerging Markets Equity Portfolio	2,675,086	—	2,675,086	10.43	to	45.28	147,917
Morgan Stanley VIF U.S. Real Estate Portfolio	3,811,433	(3)	3,811,430	10.53	to	31.82	325,785
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	18,172,575	(4)	18,172,571	32.25	to	34.20	555,851
BlackRock Global Allocation V.I. Fund	1,301,998	(6)	1,301,992	15.19	to	16.11	83,353
BlackRock High Yield V.I. Fund	883,262	(1)	883,261	12.74	to	13.08	68,284
BlackRock Total Return V.I. Fund	1,841,174	2	1,841,176	11.23	to	11.52	163,544
TOPS® Managed Risk Moderate Growth ETF Portfolio	3,258,111	—	3,258,111	12.37	to	12.81	260,122
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	1,912,841	(2)	1,912,839	11.27	to	11.57	169,011
American Funds I.S. Capital Income Builder Fund	1,221,839	3	1,221,842	11.43	to	11.80	106,293
American Funds I.S. Global Growth Fund	13,270,747	(1)	13,270,746	21.36	to	22.29	616,452
American Funds I.S. Growth Fund	10,809,119	—	10,809,119	29.58	to	30.88	362,303
American Funds I.S. Growth-Income Fund	19,288,855	(1)	19,288,854	19.74	to	20.61	968,341
American Funds I.S. New World Fund	2,243,291	—	2,243,291	15.10	to	15.76	145,741
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	462,782	—	462,782	37.35	to	39.05	11,892
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	1,613,029	(1)	1,613,028	21.77	to	37.88	60,474
Advisor Class:
PIMCO VIT All Asset Portfolio	710,844	2	710,846	13.80	to	15.65	47,830
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	61,219	—	61,219	11.38	to	11.59	5,318
PIMCO VIT CommodityRealReturn® Strategy Portfolio	1,792,454	—	1,792,454	3.88	to	5.46	447,007
PIMCO VIT Long-Term U.S. Government Portfolio	409,539	1	409,540	13.09	to	13.50	30,895
PIMCO VIT Low Duration Portfolio	4,771,040	—	4,771,040	10.45	to	12.14	414,627
PIMCO VIT Real Return Portfolio	883,797	7	883,804	12.09	to	14.32	65,130
PIMCO VIT Total Return Portfolio	45,640,248	(1)	45,640,247	12.71	to	15.94	2,987,975
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	380,742	(1)	380,741	6.18	to	7.87	60,462
Guggenheim VT Multi-Hedge Strategies Fund	261,718	1	261,719	8.98	to	11.44	28,378
Guggenheim VT Long Short Equity Fund	160,872	—	160,872	10.08	to	12.38	15,063
ETF Shares:
iShares® Core S&P 500 ETF	96,866,741	(3)	96,866,738	70.24	to	77.16	1,350,627
iShares® Core S&P Mid-Cap ETF	28,685,635	(1)	28,685,634	56.69	to	63.01	483,801
iShares® Core S&P Small-Cap ETF	15,381,986	2	15,381,988	58.71	to	65.15	250,838
iShares® Core U.S. Aggregate Bond ETF	1,764,525	—	1,764,525	26.29	to	30.33	65,072
iShares® iBoxx $ High Yield Corporate Bond ETF	829,090	(1)	829,089	32.21	to	36.03	24,227
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	1,236,084	—	1,236,084	29.24	to	33.04	41,751
iShares® International Treasury Bond ETF	12,656,891	1	12,656,892	23.63	to	25.94	524,594
iShares® S&P 500 Growth ETF	10,455,631	(2)	10,455,629	84.40	to	94.63	120,584
iShares® S&P 500 Value ETF	4,058,946	—	4,058,946	53.00	to	58.80	72,916
iShares® TIPS Bond ETF	226,865	1	226,866	24.46	to	29.84	8,421
Vanguard® Developed Markets Index Fund, ETF Shares	13,940,119	—	13,940,119	34.35	to	41.59	359,883
Vanguard® Dividend Appreciation Index Fund, ETF Shares	2,090,152	(1)	2,090,151	61.29	to	69.22	32,841
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	579,066	(1)	579,065	26.80	to	33.68	18,885
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	227,140	(2)	227,138	31.68	to	36.71	6,859
Vanguard® Large-Cap Index Fund, ETF Shares	2,030,108	(4)	2,030,104	71.56	to	77.85	27,332
Vanguard® Mega Cap Index Fund, ETF Shares	380,185	(1)	380,184	73.27	to	80.02	5,028
Vanguard® Real Estate Index Fund, ETF Shares	970,626	(1)	970,625	43.42	to	48.50	21,541
Vanguard® Short-Term Bond Index Fund, ETF Shares	331,676	(1)	331,675	23.25	to	25.07	14,196
Vanguard® Total Bond Market Index Fund, ETF Shares	91,220,849	7	91,220,856	26.34	to	30.48	3,377,814

(a) Name Change. See Note 1.	6
(b) New Underlying Fund. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations

Year Ended December 31, 2020

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Aggressive ETF Fund	$233,036	$177,166	$55,870	$242,513	$248,460	$784,789	$1,275,762	$1,331,632
Touchstone VST Bond Fund	251,106	203,338	47,768	60,647	—	927,088	987,735	1,035,503
Touchstone VST Common Stock Fund	196,667	464,891	(268,224)	701,133	1,010,139	5,152,027	6,863,299	6,595,075
Touchstone VST Conservative ETF Fund	206,169	119,805	86,364	(42,914)	219,140	352,736	528,962	615,326
Touchstone VST Moderate ETF Fund	189,372	125,861	63,511	(146,662)	267,095	621,666	742,099	805,610
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	28,825	27,799	1,026	73,543	29,021	296,366	398,930	399,956
Fidelity VIP Overseas Portfolio	6,899	21,953	(15,054)	61,148	7,697	154,318	223,163	208,109
Fidelity VIP Equity-Income Portfolio	143,831	110,484	33,347	119,424	381,866	(181,148)	320,142	353,489
Fidelity VIP Growth Portfolio	5,516	99,242	(93,726)	605,917	697,080	1,415,474	2,718,471	2,624,745
Fidelity VIP High Income Portfolio	22,297	6,617	15,680	(19,756)	—	(5,147)	(24,903)	(9,223)
Fidelity VIP Asset Manager Portfolio	44,958	41,737	3,221	55,350	39,729	291,989	387,068	390,289
Fidelity VIP Contrafund® Portfolio	35,878	197,650	(161,772)	666,312	77,038	3,126,391	3,869,741	3,707,969
Fidelity VIP Index 500 Portfolio	98,066	77,502	20,564	420,328	19,636	416,116	856,080	876,644
Fidelity VIP Investment Grade Bond Portfolio	56,696	35,623	21,073	19,040	967	158,365	178,372	199,445
Fidelity VIP Government Money Market	23,733	123,878	(100,145)	—	—	—	—	(100,145)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	3,607	2,662	945	(3,796)	9,030	(556)	4,678	5,623
Fidelity VIP Growth Portfolio	435	9,379	(8,944)	98,792	66,173	85,467	250,432	241,488
Fidelity VIP High Income Portfolio	7,795	1,764	6,031	(13,754)	—	7,262	(6,492)	(461)
Fidelity VIP Asset Manager Portfolio	92	653	(561)	5,992	228	(581)	5,639	5,078
Fidelity VIP Contrafund® Portfolio	1,279	12,300	(11,021)	47,952	4,612	170,656	223,220	212,199
Fidelity VIP Balanced Portfolio	1,874	2,210	(336)	11,318	2,195	15,708	29,221	28,885
Fidelity VIP Mid Cap Portfolio	13,546	33,643	(20,097)	(56,463)	—	423,233	366,770	346,673
Fidelity VIP Overseas Portfolio	20	323	(303)	7,134	124	(5,206)	2,052	1,749
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	23,270	32,971	(9,701)	93,435	26,240	190,053	309,728	300,027
Fidelity VIP Balanced Portfolio	108,175	112,720	(4,545)	174,105	110,560	1,323,835	1,608,500	1,603,955
Fidelity VIP Bond Index Portfolio	11,911	5,256	6,655	287	3,403	(4,002)	(312)	6,343
Fidelity VIP Contrafund® Portfolio	28,603	505,007	(476,404)	968,525	192,576	8,144,867	9,305,968	8,829,564
Fidelity VIP Disciplined Small Cap Portfolio	11,012	25,965	(14,953)	(51,518)	—	448,377	396,859	381,906
Fidelity VIP Equity-Income Portfolio	74,507	59,797	14,710	(256,887)	230,048	37,613	10,774	25,484
Fidelity VIP Extended Market Index Portfolio	94	221	(127)	9,152	—	2,404	11,556	11,429
Fidelity VIP Freedom 2010 Portfolio	6,236	8,748	(2,512)	12,940	25,602	26,911	65,453	62,941
Fidelity VIP Freedom 2015 Portfolio	7,356	12,559	(5,203)	9,206	42,748	40,920	92,874	87,671
Fidelity VIP Freedom 2020 Portfolio	49,598	68,523	(18,925)	56,838	267,040	290,321	614,199	595,274
Fidelity VIP Freedom 2025 Portfolio	66,163	93,990	(27,827)	223,547	226,540	564,176	1,014,263	986,436
Fidelity VIP Freedom 2030 Portfolio	8,497	13,307	(4,810)	7,297	45,431	82,515	135,243	130,433

(a) Name Change. See Note 1.	7
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2020

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Portfolio	$6,386	$214,315	$(207,929)	$935,981	$1,470,153	$3,032,545	$5,438,679	$5,230,750
Fidelity VIP High Income Portfolio	316,783	72,875	243,908	(142,462)	—	57,089	(85,373)	158,535
Fidelity VIP Index 500 Portfolio	631,135	581,231	49,904	2,560,960	145,704	3,099,358	5,806,022	5,855,926
Fidelity VIP International Index Portfolio	4,227	1,405	2,822	3,286	—	43,368	46,654	49,476
Fidelity VIP Investment Grade Bond Portfolio	674,758	467,503	207,255	341,748	12,946	1,826,131	2,180,825	2,388,080
Fidelity VIP Mid Cap Portfolio	28,319	95,799	(67,480)	(425,682)	—	1,312,206	886,524	819,044
Fidelity VIP Overseas Portfolio	5,667	37,398	(31,731)	158,449	11,658	213,246	383,353	351,622
Fidelity VIP Target Volatility Portfolio	40,000	46,681	(6,681)	15,432	75,085	129,679	220,196	213,515
Fidelity VIP Total Market Index Portfolio	5,371	1,870	3,501	921	28	55,475	56,424	59,925
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	—	20,734	(20,734)	76,152	—	70,284	146,436	125,702
Franklin Growth and Income VIP Fund	50,770	17,998	32,772	119,781	276,780	(398,517)	(1,956)	30,816
Franklin Income VIP Fund	224,294	50,720	173,574	(6,192)	3,026	(218,369)	(221,535)	(47,961)
JP Morgan IT Mid Cap Value	5,263	4,958	305	5,409	21,958	(35,849)	(8,482)	(8,177)
Morgan Stanley VIF Emerging Markets Debt Portfolio	13,580	3,952	9,628	(3,212)	—	4,972	1,760	11,388
Morgan Stanley VIF U.S. Real Estate Portfolio	32,380	16,127	16,253	(19,171)	32,144	(341,503)	(328,530)	(312,277)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	82,606	81,398	1,208	59,270	215,115	(42,781)	231,604	232,812
Columbia VP – Small Cap Value Fund	9,118	39,700	(30,582)	(214,509)	117,133	394,567	297,191	266,609
Franklin Growth and Income VIP Fund	280,051	102,181	177,870	(322,931)	1,637,122	(1,160,150)	154,041	331,911
Franklin Income VIP Fund	1,101,563	249,286	852,277	(247,262)	15,603	(833,105)	(1,064,764)	(212,487)
Franklin Large Cap Growth VIP Fund	—	87,150	(87,150)	431,215	545,081	1,316,114	2,292,410	2,205,260
Franklin Mutual Shares VIP Fund	536,103	264,023	272,080	(750,415)	745,331	(1,404,383)	(1,409,467)	(1,137,387)
Franklin Small Cap Value VIP Fund	19,177	20,156	(979)	(361,028)	81,560	139,250	(140,218)	(141,197)
Invesco V.I. American Franchise Fund	—	38,717	(38,717)	163,180	196,218	549,648	909,046	870,329
Invesco V.I. American Value Fund	56,636	112,711	(56,075)	(302,859)	86,433	618,998	402,572	346,497
Invesco V.I. Comstock Fund	216,995	138,828	78,167	(244,249)	269,809	(154,888)	(129,328)	(51,161)
Invesco V.I. International Growth Fund	86,605	57,676	28,929	34,637	94,404	309,000	438,041	466,970
Invesco V.I. Mid Cap Growth Fund (c)	—	4,172	(4,172)	(408,903)	337,238	28,715	(42,950)	(47,122)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	—	13,276	(13,276)	51,160	—	524,220	575,380	562,104
Templeton Foreign VIP Fund	288,843	116,357	172,486	(255,111)	—	(51,055)	(306,166)	(133,680)
Templeton Global Bond VIP Fund	297,668	52,255	245,413	(114,516)	—	(383,965)	(498,481)	(253,068)
Templeton Growth VIP Fund	67,522	31,910	35,612	(130,625)	—	165,589	34,964	70,576
Morgan Stanley VIF Emerging Markets Debt Portfolio	33,373	11,037	22,336	(20,068)	—	19,345	(723)	21,613
Morgan Stanley VIF Emerging Markets Equity Portfolio	31,825	34,242	(2,417)	(41,844)	40,244	273,769	272,169	269,752
Morgan Stanley VIF U.S. Real Estate Portfolio	90,638	51,032	39,606	(119,059)	101,071	(724,912)	(742,900)	(703,294)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	—	223,940	(223,940)	(360,430)	1,610,792	4,325,996	5,576,358	5,352,418
BlackRock Global Allocation V.I. Fund	14,890	15,676	(786)	19,601	72,876	119,125	211,602	210,816
BlackRock High Yield V.I. Fund	38,236	9,466	28,770	(10,495)	—	21,906	11,411	40,181
BlackRock Total Return V.I. Fund	31,410	25,331	6,079	10,313	88,450	3,084	101,847	107,926
TOPS® Managed Risk Moderate Growth ETF Portfolio	66,756	44,517	22,239	10,109	26,414	60,323	96,846	119,085

(a) Name Change. See Note 1.	8
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2020

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	$36,031	$26,873	$9,158	$32,137	$16,388	$71,600	$120,125	$129,283
American Funds I.S. Capital Income Builder Fund	26,683	14,481	12,202	(4,743)	—	10,383	5,640	17,842
American Funds I.S. Global Growth Fund	19,119	176,686	(157,567)	455,157	342,092	2,323,459	3,120,708	2,963,141
American Funds I.S. Growth Fund	15,879	119,651	(103,772)	272,467	184,818	3,080,421	3,537,706	3,433,934
American Funds I.S. Growth-Income Fund	206,147	268,963	(62,816)	5,831	491,733	1,379,056	1,876,620	1,813,804
American Funds I.S. New World Fund	677	23,396	(22,719)	70	18,947	378,594	397,611	374,892
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	3,231	4,821	(1,590)	(11,100)	29,903	53,761	72,564	70,974
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	9,705	17,243	(7,538)	(58,079)	110,557	219,639	272,117	264,579
Advisor Class:
PIMCO VIT All Asset Portfolio	33,492	9,896	23,596	(7,607)	—	20,782	13,175	36,771
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	2,022	615	1,407	1,415	—	(276)	1,139	2,546
PIMCO VIT CommodityRealReturn® Strategy Portfolio	102,804	24,225	78,579	(137,821)	—	72,762	(65,059)	13,520
PIMCO VIT Long-Term U.S. Government Portfolio	5,423	4,925	498	23,056	2,707	24,517	50,280	50,778
PIMCO VIT Low Duration Portfolio	90,477	109,642	(19,165)	13,073	—	73,076	86,149	66,984
PIMCO VIT Real Return Portfolio	13,288	13,452	(164)	19,280	—	79,333	98,613	98,449
PIMCO VIT Total Return Portfolio	885,820	634,949	250,871	137,149	478,565	2,054,489	2,670,203	2,921,074
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	14,169	5,855	8,314	(8,567)	2,077	2,789	(3,701)	4,613
Guggenheim VT Multi-Hedge Strategies Fund	3,355	3,785	(430)	3,801	—	11,636	15,437	15,007
Guggenheim VT Long Short Equity Fund	1,317	2,095	(778)	(3,017)	—	7,691	4,674	3,896
ETF Shares:
iShares® Core S&P 500 ETF	1,577,922	2,217,034	(639,112)	6,598,055	—	7,947,294	14,545,349	13,906,237
iShares® Core S&P Mid-Cap ETF	392,317	632,573	(240,256)	1,728,993	—	2,337,943	4,066,936	3,826,680
iShares® Core S&P Small-Cap ETF	183,379	328,532	(145,153)	897,802	—	1,259,330	2,157,132	2,011,979
iShares® Core U.S. Aggregate Bond ETF	34,492	40,920	(6,428)	28,350	—	49,213	77,563	71,135
iShares® iBoxx $ High Yield Corporate Bond ETF	41,139	17,192	23,947	4,761	—	(11,913)	(7,152)	16,795
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	32,738	31,078	1,660	15,009	—	50,771	65,780	67,440
iShares® International Treasury Bond ETF	—	294,492	(294,492)	5,897	—	1,183,433	1,189,330	894,838
iShares® S&P 500 Growth ETF	91,005	237,013	(146,008)	1,167,222	—	1,548,658	2,715,880	2,569,872
iShares® S&P 500 Value ETF	99,632	93,566	6,066	160,635	—	(159,440)	1,195	7,261
iShares® TIPS Bond ETF	2,593	4,887	(2,294)	3,623	—	15,717	19,340	17,046
Vanguard® Developed Markets Index Fund, ETF Shares	289,439	310,323	(20,884)	216,810	—	1,013,807	1,230,617	1,209,733
Vanguard® Dividend Appreciation Index Fund, ETF Shares	35,759	47,357	(11,598)	210,183	—	29,289	239,472	227,874
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	11,458	12,828	(1,370)	18,395	—	55,666	74,061	72,691
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	6,219	5,539	680	7,588	462	6,601	14,651	15,331
Vanguard® Large-Cap Index Fund, ETF Shares	31,563	43,893	(12,330)	184,720	—	161,281	346,001	333,671
Vanguard® Mega Cap Index Fund, ETF Shares	4,884	6,452	(1,568)	17,214	—	41,017	58,231	56,663
Vanguard® Real Estate Index Fund, ETF Shares	36,501	20,874	15,627	13,824	—	(77,311)	(63,487)	(47,860)
Vanguard® Short-Term Bond Index Fund, ETF Shares	5,853	8,897	(3,044)	(784)	—	9,820	9,036	5,992
Vanguard® Total Bond Market Index Fund, ETF Shares	1,894,929	2,165,306	(270,377)	1,865,031	146,078	2,268,383	4,279,492	4,009,115

(a) Name Change. See Note 1.	9
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund	$55,870	$490,973	$784,789	$1,331,632	$354,119	$(608,927)	$147,824	$(39,400)	$(146,384)	$1,185,248	$13,220,745	$14,405,993	38,640	(45,143)	(6,503)
Touchstone VST Bond Fund	47,768	60,647	927,088	1,035,503	626,321	(1,303,767)	1,767,723	(134,588)	955,689	1,991,192	13,329,329	15,320,521	275,235	(191,259)	83,976
Touchstone VST Common Stock Fund	(268,224)	1,711,272	5,152,027	6,595,075	463,647	(5,474,641)	(2,731,601)	(76,829)	(7,819,424)	(1,224,349)	36,937,651	35,713,302	45,949	(751,317)	(705,368)
Touchstone VST Conservative ETF Fund	86,364	176,226	352,736	615,326	51,293	(900,430)	(552,007)	(49,264)	(1,450,408)	(835,082)	8,958,253	8,123,171	11,731	(98,548)	(86,817)
Touchstone VST Moderate ETF Fund	63,511	120,433	621,666	805,610	39,644	(1,081,384)	(603,317)	(29,000)	(1,674,057)	(868,447)	10,042,894	9,174,447	4,989	(94,039)	(89,050)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	1,026	102,564	296,366	399,956	—	(217,027)	(27,086)	(742)	(244,855)	155,101	2,096,287	2,251,388	1	(8,961)	(8,960)
Fidelity VIP Overseas Portfolio	(15,054)	68,845	154,318	208,109	—	(140,749)	(160,421)	(1,227)	(302,397)	(94,288)	1,860,426	1,766,138	13	(12,405)	(12,392)
Fidelity VIP Equity-Income Portfolio	33,347	501,290	(181,148)	353,489	32,755	(814,195)	(288,951)	(2,214)	(1,072,605)	(719,116)	9,353,702	8,634,586	3,979	(19,898)	(15,919)
Fidelity VIP Growth Portfolio	(93,726)	1,302,997	1,415,474	2,624,745	—	(407,975)	(514,517)	(2,086)	(924,578)	1,700,167	6,738,329	8,438,496	24	(4,672)	(4,648)
Fidelity VIP High Income Portfolio	15,680	(19,756)	(5,147)	(9,223)	1,340	(70,304)	(109,799)	(239)	(179,002)	(188,225)	619,207	430,982	166	(6,299)	(6,133)
Fidelity VIP Asset Manager Portfolio	3,221	95,079	291,989	390,289	31,099	(189,833)	(111,309)	(1,437)	(271,480)	118,809	3,142,068	3,260,877	395	(4,708)	(4,313)
Fidelity VIP Contrafund® Portfolio	(161,772)	743,350	3,126,391	3,707,969	99,033	(1,709,925)	(838,467)	(4,311)	(2,453,670)	1,254,299	14,516,936	15,771,235	4,259	(40,336)	(36,077)
Fidelity VIP Index 500 Portfolio	20,564	439,964	416,116	876,644	—	(490,462)	(300,802)	(1,778)	(793,042)	83,602	6,097,602	6,181,204	50	(21,280)	(21,230)
Fidelity VIP Investment Grade Bond Portfolio	21,073	20,007	158,365	199,445	—	(160,045)	(41,223)	(1,609)	(202,877)	(3,432)	2,604,096	2,600,664	1	(8,767)	(8,766)
Fidelity VIP Government Money Market	(100,145)	—	—	(100,145)	52,214	(2,419,230)	4,697,154	(11,002)	2,319,136	2,218,991	7,004,387	9,223,378	862,428	(624,712)	237,716
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	945	5,234	(556)	5,623	672	(38,001)	53,726	(51)	16,346	21,969	215,556	237,525	2,305	(1,867)	438
Fidelity VIP Growth Portfolio	(8,944)	164,965	85,467	241,488	—	(133,980)	(23,077)	(267)	(157,324)	84,164	648,111	732,275	1	(4,831)	(4,830)
Fidelity VIP High Income Portfolio	6,031	(13,754)	7,262	(461)	—	(11,950)	(19,410)	(73)	(31,433)	(31,894)	191,058	159,164	10,082	(12,016)	(1,934)
Fidelity VIP Asset Manager Portfolio	(561)	6,220	(581)	5,078	—	(1,618)	(38,712)	(17)	(40,347)	(35,269)	39,115	3,846	2,099	(3,973)	(1,874)
Fidelity VIP Contrafund® Portfolio	(11,021)	52,564	170,656	212,199	25,370	(162,050)	(52,923)	(212)	(189,815)	22,384	855,417	877,801	52	(4,839)	(4,787)
Fidelity VIP Balanced Portfolio	(336)	13,513	15,708	28,885	—	(32,753)	—	(59)	(32,812)	(3,927)	154,199	150,272	—	(1,233)	(1,233)
Fidelity VIP Mid Cap Portfolio	(20,097)	(56,463)	423,233	346,673	—	(304,550)	(37,745)	(817)	(343,112)	3,561	2,856,295	2,859,856	—	(5,686)	(5,686)
Fidelity VIP Overseas Portfolio	(303)	7,258	(5,206)	1,749	—	(24,302)	—	—	(24,302)	(22,553)	29,163	6,610	—	(1,271)	(1,271)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	(9,701)	119,675	190,053	300,027	48,520	(163,061)	(513,889)	(4,372)	(632,802)	(332,775)	2,258,423	1,925,648	45,319	(73,789)	(28,470)
Fidelity VIP Balanced Portfolio	(4,545)	284,665	1,323,835	1,603,955	86,926	(559,902)	1,226,265	(12,775)	740,514	2,344,469	7,611,637	9,956,106	102,409	(56,812)	45,597
Fidelity VIP Bond Index Portfolio	6,655	3,690	(4,002)	6,343	1,309,608	(1,375)	152,696	(4,228)	1,456,701	1,463,044	14,821	1,477,865	136,203	(444)	135,759
Fidelity VIP Contrafund® Portfolio	(476,404)	1,161,101	8,144,867	8,829,564	710,492	(4,162,051)	(2,190,682)	(117,210)	(5,759,451)	3,070,113	34,891,532	37,961,645	27,832	(243,718)	(215,886)
Fidelity VIP Disciplined Small Cap Portfolio	(14,953)	(51,518)	448,377	381,906	157,744	(219,719)	(135,034)	(13,388)	(210,397)	171,509	2,159,242	2,330,751	22,734	(31,929)	(9,195)
Fidelity VIP Equity-Income Portfolio	14,710	(26,839)	37,613	25,484	141,846	(1,066,908)	379,524	(11,708)	(557,246)	(531,762)	5,496,435	4,964,673	65,311	(128,234)	(62,923)
Fidelity VIP Extended Market Index Portfolio	(127)	9,152	2,404	11,429	—	—	(2,335)	—	(2,335)	9,094	—	9,094	30,478	(29,724)	754
Fidelity VIP Freedom 2010 Portfolio	(2,512)	38,542	26,911	62,941	—	(226,267)	200,603	(4,326)	(29,990)	32,951	592,254	625,205	13,981	(15,781)	(1,800)
Fidelity VIP Freedom 2015 Portfolio	(5,203)	51,954	40,920	87,671	9,370	(181,058)	(36,784)	(6,140)	(214,612)	(126,941)	886,013	759,072	820	(14,289)	(13,469)
Fidelity VIP Freedom 2020 Portfolio	(18,925)	323,878	290,321	595,274	69,023	(234,152)	175,155	(28,449)	(18,423)	576,851	4,641,690	5,218,541	16,894	(18,294)	(1,400)
Fidelity VIP Freedom 2025 Portfolio	(27,827)	450,087	564,176	986,436	102,433	(607,054)	2,048,982	(64,172)	1,480,189	2,466,625	4,986,919	7,453,544	138,994	(48,517)	90,477
Fidelity VIP Freedom 2030 Portfolio	(4,810)	52,728	82,515	130,433	22,947	(8,244)	(125,390)	(358)	(111,045)	19,388	946,992	966,380	6,604	(12,626)	(6,022)
Fidelity VIP Growth Portfolio	(207,929)	2,406,134	3,032,545	5,230,750	843,534	(1,050,695)	(221,274)	(52,241)	(480,676)	4,750,074	13,650,349	18,400,423	145,970	(174,374)	(28,404)
Fidelity VIP High Income Portfolio	243,908	(142,462)	57,089	158,535	53,924	(374,781)	(570,822)	(9,906)	(901,585)	(743,050)	7,301,747	6,558,697	483,365	(522,919)	(39,554)
Fidelity VIP Index 500 Portfolio	49,904	2,706,664	3,099,358	5,855,926	528,140	(4,210,960)	(2,342,932)	(117,228)	(6,142,980)	(287,054)	45,455,785	45,168,731	227,073	(515,151)	(288,078)
Fidelity VIP International Index Portfolio	2,822	3,286	43,368	49,476	341,173	—	4,560	(1,022)	344,711	394,187	1,928	396,115	64,493	(30,543)	33,950
Fidelity VIP Investment Grade Bond Portfolio	207,255	354,694	1,826,131	2,388,080	805,956	(3,567,585)	(355,533)	(266,648)	(3,383,810)	(995,730)	34,873,519	33,877,789	222,932	(454,703)	(231,771)
Fidelity VIP Mid Cap Portfolio	(67,480)	(425,682)	1,312,206	819,044	123,756	(969,839)	(673,585)	(11,775)	(1,531,443)	(712,399)	8,649,514	7,937,115	35,514	(95,942)	(60,428)
Fidelity VIP Overseas Portfolio	(31,731)	170,107	213,246	351,622	129,897	(425,486)	(98,432)	(7,064)	(401,085)	(49,463)	2,924,882	2,875,419	24,273	(54,450)	(30,177)
Fidelity VIP Target Volatility Portfolio	(6,681)	90,517	129,679	213,515	370,943	(350,618)	21,498	(40,144)	1,679	215,194	3,155,286	3,370,480	24,221	(25,523)	(1,302)
Fidelity VIP Total Market Index Portfolio	3,501	949	55,475	59,925	462,342	—	22,360	(1,582)	483,120	543,045	—	543,045	43,138	(653)	42,485
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	(20,734)	76,152	70,284	125,702	15,847	(137,551)	105,145	(3,272)	(19,831)	105,871	1,678,351	1,784,222	34,454	(34,339)	115
Franklin Growth and Income VIP Fund	32,772	396,561	(398,517)	30,816	—	(323,376)	(121,548)	(902)	(445,826)	(415,010)	1,788,593	1,373,583	13	(15,585)	(15,572)
Franklin Income VIP Fund	173,574	(3,166)	(218,369)	(47,961)	42,889	(409,701)	977	(889)	(366,724)	(414,685)	4,269,298	3,854,613	261	(14,234)	(13,973)
JP Morgan IT Mid Cap Value	305	27,367	(35,849)	(8,177)	—	(18,280)	(7,270)	(295)	(25,845)	(34,022)	437,446	403,424	2	(962)	(960)
Morgan Stanley VIF Emerging Markets Debt Portfolio	9,628	(3,212)	4,972	11,388	60	(31,772)	(181)	(327)	(32,220)	(20,832)	312,496	291,664	28	(1,152)	(1,124)
Morgan Stanley VIF U.S. Real Estate Portfolio	16,253	12,973	(341,503)	(312,277)	—	(37,793)	14,498	(911)	(24,206)	(336,483)	1,535,301	1,198,818	3,229	(5,005)	(1,776)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	1,208	274,385	(42,781)	232,812	608,470	(771,800)	259,688	(54,287)	42,071	274,883	5,606,225	5,881,108	68,220	(66,314)	1,906
Columbia VP – Small Cap Value Fund	(30,582)	(97,376)	394,567	266,609	57,849	(227,175)	(78,123)	(15,073)	(262,522)	4,087	3,151,442	3,155,529	27,444	(34,482)	(7,038)

(a) Name Change. See Note 1.	10
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund	$177,870	$1,314,191	$(1,160,150)	$331,911	$65,500	$(603,452)	$178,560	$(18,600)	$(377,992)	$(46,081)	$7,787,229	$7,741,148	87,004	(113,381)	(26,377)
Franklin Income VIP Fund	852,277	(231,659)	(833,105)	(212,487)	258,137	(1,328,182)	(31,673)	(25,813)	(1,127,531)	(1,340,018)	20,518,350	19,178,332	77,447	(129,485)	(52,038)
Franklin Large Cap Growth VIP Fund	(87,150)	976,296	1,316,114	2,205,260	254,561	(420,827)	(253,163)	(22,408)	(441,837)	1,763,423	5,500,405	7,263,828	55,411	(68,128)	(12,717)
Franklin Mutual Shares VIP Fund	272,080	(5,084)	(1,404,383)	(1,137,387)	1,112,395	(1,375,929)	724,832	(115,120)	346,178	(791,209)	21,559,554	20,768,345	205,602	(159,605)	45,997
Franklin Small Cap Value VIP Fund	(979)	(279,468)	139,250	(141,197)	66,435	(149,760)	116,465	(2,694)	30,446	(110,751)	1,611,840	1,501,089	52,300	(60,269)	(7,969)
Invesco V.I. American Franchise Fund	(38,717)	359,398	549,648	870,329	108,882	(468,971)	(231,896)	(8,392)	(600,377)	269,952	3,118,917	3,388,869	27,429	(50,186)	(22,757)
Invesco V.I. American Value Fund	(56,075)	(216,426)	618,998	346,497	1,079,511	(367,314)	(156,764)	(66,463)	488,970	835,467	8,987,607	9,823,074	121,555	(76,805)	44,750
Invesco V.I. Comstock Fund	78,167	25,560	(154,888)	(51,161)	536,947	(818,937)	370,512	(72,529)	15,993	(35,168)	11,117,459	11,082,291	108,210	(95,159)	13,051
Invesco V.I. International Growth Fund	28,929	129,041	309,000	466,970	270,076	(498,490)	(163,874)	(35,285)	(427,573)	39,397	4,592,198	4,631,595	32,790	(68,315)	(35,525)
Invesco V.I. Mid Cap Growth Fund (c)	(4,172)	(71,665)	28,715	(47,122)	194,727	(29,454)	(1,003,553)	(2,330)	(840,610)	(887,732)	887,732	—	21,413	(79,423)	(58,010)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	(13,276)	51,160	524,220	562,104	113,070	(52,545)	1,267,254	(9,192)	1,318,587	1,880,691	—	1,880,691	144,313	(17,473)	126,840
Templeton Foreign VIP Fund	172,486	(255,111)	(51,055)	(133,680)	455,713	(698,049)	238,698	(58,263)	(61,901)	(195,581)	9,568,263	9,372,682	124,066	(112,168)	11,898
Templeton Global Bond VIP Fund	245,413	(114,516)	(383,965)	(253,068)	13,565	(442,141)	(70,577)	(2,786)	(501,939)	(755,007)	3,914,354	3,159,347	8,278	(63,973)	(55,695)
Templeton Growth VIP Fund	35,612	(130,625)	165,589	70,576	1,377	(157,750)	(98,721)	(2,364)	(257,458)	(186,882)	2,634,216	2,447,334	5,061	(20,628)	(15,567)
Morgan Stanley VIF Emerging Markets Debt Portfolio	22,336	(20,068)	19,345	21,613	8,172	(116,068)	6,326	(1,845)	(103,415)	(81,802)	852,410	770,608	4,690	(10,572)	(5,882)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(2,417)	(1,600)	273,769	269,752	18,942	(300,797)	(169,299)	(4,705)	(455,859)	(186,107)	2,861,193	2,675,086	19,600	(55,880)	(36,280)
Morgan Stanley VIF U.S. Real Estate Portfolio	39,606	(17,988)	(724,912)	(703,294)	198,732	(378,443)	409,101	(23,180)	206,210	(497,084)	4,308,514	3,811,430	80,522	(51,985)	28,537
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(223,940)	1,250,362	4,325,996	5,352,418	1,079,080	(442,519)	(2,096,291)	(142,746)	(1,602,476)	3,749,942	14,422,629	18,172,571	69,190	(128,936)	(59,746)
BlackRock Global Allocation V.I. Fund	(786)	92,477	119,125	210,816	87,652	(222,893)	(71,419)	(1,302)	(207,962)	2,854	1,299,138	1,301,992	8,879	(24,718)	(15,839)
BlackRock High Yield V.I. Fund	28,770	(10,495)	21,906	40,181	161,705	(39,827)	(10,417)	(5,486)	105,975	146,156	737,105	883,261	26,515	(18,543)	7,972
BlackRock Total Return V.I. Fund	6,079	98,763	3,084	107,926	38,170	(62,526)	158,771	(15,678)	118,737	226,663	1,614,513	1,841,176	29,234	(19,124)	10,110
TOPS® Managed Risk Moderate Growth ETF Portfolio	22,239	36,523	60,323	119,085	352,819	(555,379)	17,513	(37,513)	(222,560)	(103,475)	3,361,586	3,258,111	24,472	(45,041)	(20,569)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	9,158	48,525	71,600	129,283	137,237	(176,635)	123,657	(16,578)	67,681	196,964	1,715,875	1,912,839	54,628	(49,095)	5,533
American Funds I.S. Capital Income Builder Fund	12,202	(4,743)	10,383	17,842	188,330	(108,403)	56,259	(3,073)	133,113	150,955	1,070,887	1,221,842	34,153	(23,358)	10,795
American Funds I.S. Global Growth Fund	(157,567)	797,249	2,323,459	2,963,141	214,562	(1,686,194)	(393,934)	(4,115)	(1,869,681)	1,093,460	12,177,286	13,270,746	28,209	(136,943)	(108,734)
American Funds I.S. Growth Fund	(103,772)	457,285	3,080,421	3,433,934	357,647	(942,173)	430,460	(9,945)	(164,011)	3,269,923	7,539,196	10,809,119	66,218	(81,803)	(15,585)
American Funds I.S. Growth-Income Fund	(62,816)	497,564	1,379,056	1,813,804	377,709	(2,105,950)	(776,688)	(20,330)	(2,525,259)	(711,455)	20,000,309	19,288,854	54,060	(206,172)	(152,112)
American Funds I.S. New World Fund	(22,719)	19,017	378,594	374,892	314,115	(89,204)	(153,121)	(11,150)	60,640	435,532	1,807,759	2,243,291	32,624	(29,937)	2,687
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(1,590)	18,803	53,761	70,974	13,130	(53,075)	(31,134)	(101)	(71,180)	(206)	462,988	462,782	3,720	(5,837)	(2,117)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(7,538)	52,478	219,639	264,579	75,255	(159,631)	(49,071)	(3,528)	(136,975)	127,604	1,485,424	1,613,028	17,909	(21,712)	(3,803)
Advisor Class:
PIMCO VIT All Asset Portfolio	23,596	(7,607)	20,782	36,771	14,574	(189,231)	(28,726)	(1,575)	(204,958)	(168,187)	879,033	710,846	2,928	(17,862)	(14,934)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	1,407	1,415	(276)	2,546	—	(16,221)	27,313	(26)	11,066	13,612	47,607	61,219	11,135	(10,117)	1,018
PIMCO VIT CommodityRealReturn® Strategy Portfolio	78,579	(137,821)	72,762	13,520	28,330	(104,782)	52,518	(15,093)	(39,027)	(25,507)	1,817,961	1,792,454	69,704	(75,358)	(5,654)
PIMCO VIT Long-Term U.S. Government Portfolio	498	25,763	24,517	50,778	90,810	(48,114)	45,756	(631)	87,821	138,599	270,941	409,540	24,718	(17,539)	7,179
PIMCO VIT Low Duration Portfolio	(19,165)	13,073	73,076	66,984	139,463	(793,636)	657,831	(14,528)	(10,870)	56,114	4,714,926	4,771,040	1,177,001	(1,178,284)	(1,283)
PIMCO VIT Real Return Portfolio	(164)	19,280	79,333	98,449	4,156	(304,596)	30,942	(1,135)	(270,633)	(172,184)	1,055,988	883,804	8,980	(29,400)	(20,420)
PIMCO VIT Total Return Portfolio	250,871	615,714	2,054,489	2,921,074	3,239,993	(4,591,917)	1,409,584	(334,596)	(276,936)	2,644,138	42,996,109	45,640,247	532,772	(562,314)	(29,542)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	8,314	(6,490)	2,789	4,613	985	(65,758)	23,276	(3,177)	(44,674)	(40,061)	420,802	380,741	7,889	(14,977)	(7,088)
Guggenheim VT Multi-Hedge Strategies Fund	(430)	3,801	11,636	15,007	1,152	(21,538)	4,244	(1,002)	(17,144)	(2,137)	263,856	261,719	2,702	(4,726)	(2,024)
Guggenheim VT Long Short Equity Fund	(778)	(3,017)	7,691	3,896	480	(31,737)	336	(308)	(31,229)	(27,333)	188,205	160,872	618	(3,875)	(3,257)
ETF Shares:
iShares® Core S&P 500 ETF	(639,112)	6,598,055	7,947,294	13,906,237	4,481,651	(7,919,202)	(2,860,340)	—	(6,297,891)	7,608,346	89,258,392	96,866,738	119,132	(204,647)	(85,515)
iShares® Core S&P Mid-Cap ETF	(240,256)	1,728,993	2,337,943	3,826,680	1,245,894	(2,366,743)	247,197	—	(873,652)	2,953,028	25,732,606	28,685,634	94,621	(91,394)	3,227
iShares® Core S&P Small-Cap ETF	(145,153)	897,802	1,259,330	2,011,979	719,621	(1,152,619)	348,487	—	(84,511)	1,927,468	13,454,520	15,381,988	62,793	(49,905)	12,888
iShares® Core U.S. Aggregate Bond ETF	(6,428)	28,350	49,213	71,135	194,271	(118,960)	113,344	—	188,655	259,790	1,504,735	1,764,525	17,832	(10,789)	7,043
iShares® iBoxx $ High Yield Corporate Bond ETF	23,947	4,761	(11,913)	16,795	11,867	(65,754)	2,865	—	(51,022)	(34,227)	863,316	829,089	780	(2,360)	(1,580)
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	1,660	15,009	50,771	67,440	17,500	(103,507)	26,506	—	(59,501)	7,939	1,228,145	1,236,084	6,883	(9,567)	(2,684)
iShares® International Treasury Bond ETF	(294,492)	5,897	1,183,433	894,838	609,435	(1,108,792)	736,592	—	237,235	1,132,073	11,524,819	12,656,892	75,518	(67,321)	8,197
iShares® S&P 500 Growth ETF	(146,008)	1,167,222	1,548,658	2,569,872	593,077	(1,024,522)	(1,309,083)	—	(1,740,528)	829,344	9,626,285	10,455,629	7,278	(31,133)	(23,855)
iShares® S&P 500 Value ETF	6,066	160,635	(159,440)	7,261	90,195	(432,663)	278,312	—	(64,156)	(56,895)	4,115,841	4,058,946	12,016	(12,082)	(66)
iShares® TIPS Bond ETF	(2,294)	3,623	15,717	17,046	8,536	(10,398)	2,863	—	1,001	18,047	208,819	226,866	925	(905)	20
Vanguard® Developed Markets Index Fund, ETF Shares	(20,884)	216,810	1,013,807	1,209,733	613,209	(1,145,730)	636,646	—	104,125	1,313,858	12,626,261	13,940,119	55,762	(44,551)	11,211
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(11,598)	210,183	29,289	227,874	66,086	(222,846)	(163,336)	—	(320,096)	(92,222)	2,182,373	2,090,151	3,101	(9,016)	(5,915)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(1,370)	18,395	55,666	72,691	22,134	(29,901)	(25,235)	—	(33,002)	39,689	539,376	579,065	2,559	(3,437)	(878)

(a) Name Change. See Note 1.	11
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	$680	$8,050	$6,601	$15,331	$5,376	$(24,561)	$1,819	$—	$(17,366)	$(2,035)	$229,173	$227,138	445	(1,013)	(568)
Vanguard® Large-Cap Index Fund, ETF Shares	(12,330)	184,720	161,281	333,671	105,886	(206,124)	(39,730)	—	(139,968)	193,703	1,836,401	2,030,104	3,802	(5,804)	(2,002)
Vanguard® Mega Cap Index Fund, ETF Shares	(1,568)	17,214	41,017	56,663	54,032	(4,105)	89,531	—	139,458	196,121	184,063	380,184	2,783	(589)	2,194
Vanguard® Real Estate Index Fund, ETF Shares	15,627	13,824	(77,311)	(47,860)	67,035	(34,170)	39,281	—	72,146	24,286	946,339	970,625	3,814	(1,764)	2,050
Vanguard® Short-Term Bond Index Fund, ETF Shares	(3,044)	(784)	9,820	5,992	1,999	(17,945)	17,811	—	1,865	7,857	323,818	331,675	1,861	(1,784)	77
Vanguard® Total Bond Market Index Fund, ETF Shares	(270,377)	2,011,109	2,268,383	4,009,115	4,469,250	(8,219,389)	6,072,089	—	2,321,950	6,331,065	84,889,791	91,220,856	592,266	(514,756)	77,510

(a) Name Change. See Note 1.	12
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Aggressive ETF Fund	$39,201	$1,091,081	$1,194,989	$2,325,271	$496,509	$(910,358)	$(176,448)	$(36,452)	$(626,749)	$1,698,522	$11,522,223	$13,220,745	22,849	55,616	(32,767)
Touchstone VST Bond Fund (b)	79,332	20,222	151,766	251,320	984,666	(578,781)	12,731,893	(59,769)	13,078,009	13,329,329	—	13,329,329	1,403,471	93,669	1,309,802
Touchstone VST Common Stock Fund (b)	(42,196)	391,056	2,182,361	2,531,221	160,934	(2,401,746)	36,689,250	(42,008)	34,406,430	36,937,651	—	36,937,651	3,711,685	289,002	3,422,683
Touchstone VST Conservative ETF Fund	89,084	(126,136)	1,367,441	1,330,389	24,803	(2,337,019)	(988,862)	(59,666)	(3,360,744)	(2,030,355)	10,988,608	8,958,253	59,598	266,623	(207,025)
Touchstone VST Moderate ETF Fund	75,658	480,074	1,053,561	1,609,293	41,051	(1,550,128)	364,501	(30,072)	(1,174,648)	434,645	9,608,249	10,042,894	25,665	87,272	(61,607)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	5,607	202,739	238,102	446,448	—	(478,637)	(4)	(838)	(479,479)	(33,031)	2,129,318	2,096,287	—	18,061	(18,061)
Fidelity VIP Overseas Portfolio	6,282	75,415	324,997	406,694	—	(162,162)	(14,513)	(1,350)	(178,025)	228,669	1,631,757	1,860,426	37	5,163	(5,126)
Fidelity VIP Equity-Income Portfolio	55,128	838,939	1,152,121	2,046,188	92,408	(1,115,113)	(28,754)	(2,703)	(1,054,162)	992,026	8,361,676	9,353,702	702	17,703	(17,001)
Fidelity VIP Growth Portfolio	(75,859)	1,230,875	731,811	1,886,827	—	(1,393,654)	(83)	(2,240)	(1,395,977)	490,850	6,247,479	6,738,329	14	9,032	(9,018)
Fidelity VIP High Income Portfolio	22,189	(11,106)	71,821	82,904	18,379	(202,729)	143,752	(282)	(40,880)	42,024	577,183	619,207	8,631	9,776	(1,145)
Fidelity VIP Asset Manager Portfolio	11,320	178,926	288,722	478,968	—	(341,558)	4,809	(1,606)	(338,355)	140,613	3,001,455	3,142,068	79	5,937	(5,858)
Fidelity VIP Contrafund® Portfolio	(126,130)	2,326,067	1,347,998	3,547,935	44,945	(1,456,184)	(96,333)	(4,501)	(1,512,073)	2,035,862	12,481,074	14,516,936	461	23,141	(22,680)
Fidelity VIP Index 500 Portfolio	33,006	520,594	931,314	1,484,914	—	(656,106)	43	(2,103)	(658,166)	826,748	5,270,854	6,097,602	2	17,365	(17,363)
Fidelity VIP Investment Grade Bond Portfolio	34,728	21,583	157,938	214,249	—	(352,564)	5	(1,680)	(354,239)	(139,990)	2,744,086	2,604,096	86	16,777	(16,691)
Fidelity VIP Government Money Market	48,386	—	—	48,386	656,376	(2,299,326)	(99,704)	(10,327)	(1,752,981)	(1,704,595)	8,708,982	7,004,387	332,635	511,812	(179,177)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	940	13,458	29,964	44,362	672	(4,809)	1	(63)	(4,199)	40,163	175,393	215,556	27	213	(186)
Fidelity VIP Growth Portfolio	(7,596)	78,500	99,731	170,635	—	(42,511)	(31,106)	(296)	(73,913)	96,722	551,389	648,111	—	2,997	(2,997)
Fidelity VIP High Income Portfolio	7,071	(845)	11,670	17,896	—	(14,370)	54,872	(28)	40,474	58,370	132,688	191,058	3,204	865	2,339
Fidelity VIP Asset Manager Portfolio	496	147	1,210	1,853	—	(317)	34,367	(26)	34,024	35,877	3,238	39,115	1,874	19	1,855
Fidelity VIP Contrafund® Portfolio	(9,019)	96,399	124,485	211,865	1,530	(92,034)	(10,574)	(253)	(101,331)	110,534	744,883	855,417	804	3,844	(3,040)
Fidelity VIP Balanced Portfolio	285	8,389	20,254	28,928	—	(6,724)	(1)	(61)	(6,786)	22,142	132,057	154,199	—	316	(316)
Fidelity VIP Mid Cap Portfolio	(17,887)	320,554	243,547	546,214	—	(308,938)	(82,686)	(953)	(392,577)	153,637	2,702,658	2,856,295	—	6,213	(6,213)
Fidelity VIP Overseas Portfolio	81	4,756	2,833	7,670	—	(8,848)	(1)	—	(8,849)	(1,179)	30,342	29,163	—	490	(490)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	10,651	47,917	206,124	264,692	1,400	(160,102)	651,324	(3,855)	488,767	753,459	1,504,964	2,258,423	34,733	8,697	26,036
Fidelity VIP Balanced Portfolio	18,159	395,023	934,652	1,347,834	304,093	(615,192)	611,928	(12,678)	288,151	1,635,985	5,975,652	7,611,637	45,838	33,195	12,643
Fidelity VIP Bond Index Portfolio (b)	193	44	(186)	51	—	—	14,770	—	14,770	14,821	—	14,821	1,459	—	1,459
Fidelity VIP Contrafund® Portfolio	(423,683)	4,256,140	4,917,545	8,750,002	893,711	(5,006,428)	(958,180)	(129,930)	(5,200,827)	3,549,175	31,342,357	34,891,532	62,312	269,898	(207,586)
Fidelity VIP Disciplined Small Cap Portfolio	(11,889)	148,527	256,655	393,293	227,940	(320,185)	48,300	(13,764)	(57,709)	335,584	1,823,658	2,159,242	25,082	28,393	(3,311)
Fidelity VIP Equity-Income Portfolio	23,013	311,922	713,726	1,048,661	269,618	(573,876)	824,275	(17,457)	502,560	1,551,221	3,945,214	5,496,435	76,601	37,206	39,395
Fidelity VIP Freedom 2010 Portfolio	(2,145)	48,007	51,104	96,966	—	(141,922)	(2,717)	(4,020)	(148,659)	(51,693)	643,947	592,254	39,159	48,376	(9,217)
Fidelity VIP Freedom 2015 Portfolio	(1,758)	95,502	76,467	170,211	—	(222,765)	(330,694)	(9,385)	(562,844)	(392,633)	1,278,646	886,013	559	39,240	(38,681)
Fidelity VIP Freedom 2020 Portfolio	14,251	276,611	439,631	730,493	45,289	(194,593)	(3,051)	(27,624)	(179,979)	550,514	4,091,176	4,641,690	3,248	15,404	(12,156)
Fidelity VIP Freedom 2025 Portfolio	14,365	194,193	631,562	840,120	37,714	(198,685)	(1,337)	(41,359)	(203,667)	636,453	4,350,466	4,986,919	2,244	15,665	(13,421)
Fidelity VIP Freedom 2030 Portfolio	3,301	37,044	132,791	173,136	13,714	(227)	(7,634)	(640)	5,213	178,349	768,643	946,992	905	520	385
Fidelity VIP Growth Portfolio	(160,661)	1,021,563	2,239,829	3,100,731	1,320,984	(1,691,124)	896,288	(49,338)	476,810	3,577,541	10,072,808	13,650,349	129,630	120,990	8,640
Fidelity VIP High Income Portfolio	255,831	(4,367)	546,210	797,674	44,319	(342,125)	771,126	(10,795)	462,525	1,260,199	6,041,548	7,301,747	97,958	75,517	22,441
Fidelity VIP Index 500 Portfolio	136,418	3,211,550	7,406,033	10,754,001	2,637,816	(5,699,514)	(1,307,053)	(120,114)	(4,488,865)	6,265,136	39,190,649	45,455,785	408,108	636,811	(228,703)
Fidelity VIP International Index Portfolio (b)	25	4	88	117	240	—	1,573	(2)	1,811	1,928	—	1,928	182	1	181
Fidelity VIP Investment Grade Bond Portfolio	377,387	78,729	2,155,981	2,612,097	3,832,996	(4,341,740)	824,050	(268,485)	46,821	2,658,918	32,214,601	34,873,519	432,264	431,621	643
Fidelity VIP Mid Cap Portfolio	(58,819)	687,336	910,037	1,538,554	319,017	(1,008,666)	487,213	(14,589)	(217,025)	1,321,529	7,327,985	8,649,514	66,162	62,094	4,068
Fidelity VIP Overseas Portfolio	1,939	196,208	466,563	664,710	42,718	(252,652)	(295,659)	(7,372)	(512,965)	151,745	2,773,137	2,924,882	12,662	52,699	(40,037)
Fidelity VIP Target Volatility Portfolio	(3,157)	83,713	387,264	467,820	158,719	(535,605)	160,671	(38,254)	(254,469)	213,351	2,941,935	3,155,286	26,569	47,119	(20,550)
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	(21,924)	63,629	359,448	401,153	97,835	(95,402)	(83,609)	(3,352)	(84,528)	316,625	1,361,726	1,678,351	10,564	15,171	(4,607)
Franklin Growth and Income VIP Fund	22,893	293,049	89,261	405,203	—	(392,534)	(26,098)	(1,036)	(419,668)	(14,465)	1,803,058	1,788,593	1	14,946	(14,945)
Franklin Income VIP Fund	176,344	111,711	296,409	584,464	1,753	(338,330)	(18,230)	(1,135)	(355,942)	228,522	4,040,776	4,269,298	629	13,593	(12,964)
JP Morgan IT Mid Cap Value	630	135,131	(27,806)	107,955	—	(129,850)	(46,331)	(414)	(176,595)	(68,640)	506,086	437,446	2	5,214	(5,212)
Morgan Stanley VIF Emerging Markets Debt Portfolio	12,360	(6,439)	33,277	39,198	60	(61,512)	(478)	(388)	(62,318)	(23,120)	335,616	312,496	32	2,273	(2,241)
Morgan Stanley VIF U.S. Real Estate Portfolio	7,609	99,919	133,492	241,020	—	(92,586)	(18,358)	(1,228)	(112,172)	128,848	1,406,453	1,535,301	25	2,674	(2,649)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	39,525	285,274	465,144	789,943	266,677	(750,774)	506,306	(51,428)	(29,219)	760,724	4,845,501	5,606,225	73,574	75,802	(2,228)
Columbia VP – Small Cap Value Fund	(36,785)	127,054	445,182	535,451	116,650	(324,870)	11,702	(15,941)	(212,459)	322,992	2,828,450	3,151,442	17,379	25,201	(7,822)

(a) Name Change. See Note 1.	13
(b) New Underlying Fund. Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund	$59,971	$517,783	$894,940	$1,472,694	$116,775	$(745,940)	$514,531	$(17,478)	$(132,112)	$1,340,582	$6,446,647	$7,787,229	52,783	55,581	(2,798)
Franklin Income VIP Fund	816,880	362,139	1,509,847	2,688,866	335,574	(2,070,100)	701,246	(28,728)	(1,062,008)	1,626,858	18,891,492	20,518,350	105,008	158,049	(53,041)
Franklin Large Cap Growth VIP Fund	(75,466)	895,702	619,544	1,439,780	427,924	(1,047,335)	236,700	(21,561)	(404,272)	1,035,508	4,464,897	5,500,405	47,601	75,137	(27,536)
Franklin Mutual Shares VIP Fund	84,631	1,671,971	2,031,250	3,787,852	1,620,467	(2,100,164)	(42,315)	(118,178)	(640,190)	3,147,662	18,411,892	21,559,554	116,417	162,775	(46,358)
Franklin Small Cap Value VIP Fund	(7,027)	149,194	182,084	324,251	105,190	(377,410)	184,605	(4,685)	(92,300)	231,951	1,379,889	1,611,840	25,999	31,790	(5,791)
Invesco V.I. American Franchise Fund	(44,379)	606,937	350,022	912,580	162,725	(1,243,907)	230,690	(10,726)	(861,218)	51,362	3,067,555	3,118,917	19,573	56,798	(37,225)
Invesco V.I. American Value Fund	(75,658)	542,645	1,126,150	1,593,137	1,309,130	(728,597)	279,233	(63,732)	796,034	2,389,171	6,598,436	8,987,607	92,239	47,922	44,317
Invesco V.I. Comstock Fund	30,760	1,400,028	683,257	2,114,045	830,812	(881,617)	105,512	(74,259)	(19,552)	2,094,493	9,022,966	11,117,459	57,922	62,392	(4,470)
Invesco V.I. International Growth Fund	(4,216)	318,494	637,175	951,453	486,389	(300,640)	(135,399)	(36,578)	13,772	965,225	3,626,973	4,592,198	50,880	51,033	(153)
Invesco V.I. Mid Cap Growth Fund	(8,990)	115,817	54,967	161,794	283,986	(20,092)	15,960	(7,191)	272,663	434,457	453,275	887,732	22,930	4,161	18,769
Templeton Foreign VIP Fund	23,883	36,391	933,633	993,907	936,566	(882,110)	(413,787)	(57,502)	(416,833)	577,074	8,991,189	9,568,263	116,858	155,214	(38,356)
Templeton Global Bond VIP Fund	234,558	(84,578)	(106,150)	43,830	18,244	(814,037)	(68,834)	(3,067)	(867,694)	(823,864)	4,738,218	3,914,354	40,704	130,379	(89,675)
Templeton Growth VIP Fund	36,065	411,798	(116,646)	331,217	59,657	(297,225)	(33,493)	(2,702)	(273,763)	57,454	2,576,762	2,634,216	7,933	24,034	(16,101)
Morgan Stanley VIF Emerging Markets Debt Portfolio	35,161	(11,772)	84,608	107,997	840	(72,891)	(69,617)	(2,325)	(143,993)	(35,996)	888,406	852,410	2,208	11,816	(9,608)
Morgan Stanley VIF Emerging Markets Equity Portfolio	(10,707)	129,595	302,371	421,259	44,531	(248,313)	13,593	(6,869)	(197,058)	224,201	2,636,992	2,861,193	31,494	45,224	(13,730)
Morgan Stanley VIF U.S. Real Estate Portfolio	12,373	245,470	369,030	626,873	319,696	(301,393)	70,236	(24,709)	63,830	690,703	3,617,811	4,308,514	70,167	63,903	6,264
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(177,756)	2,368,983	824,906	3,016,133	2,248,406	(515,013)	245,739	(115,867)	1,863,265	4,879,398	9,543,231	14,422,629	156,713	69,572	87,141
BlackRock Global Allocation V.I. Fund	(3,489)	28,147	196,261	220,919	28,239	(460,826)	24,690	(1,458)	(409,355)	(188,436)	1,487,574	1,299,138	5,799	38,444	(32,645)
BlackRock High Yield V.I. Fund	24,473	(196)	53,979	78,256	252,609	(48,025)	(99,309)	(2,956)	102,319	180,575	556,530	737,105	39,502	31,086	8,416
BlackRock Total Return V.I. Fund	16,794	6,329	85,727	108,850	118,148	(62,892)	(23,842)	(15,638)	15,776	124,626	1,489,887	1,614,513	23,764	22,571	1,193
TOPS® Managed Risk Moderate Growth ETF Portfolio	20,782	193,101	283,615	497,498	124,952	(883,535)	(80,131)	(42,678)	(881,392)	(383,894)	3,745,480	3,361,586	15,431	93,195	(77,764)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	16,442	(8,963)	105,366	112,845	82,594	(153,583)	45,564	(16,263)	(41,688)	71,157	1,644,718	1,715,875	27,078	32,138	(5,060)
American Funds I.S. Capital Income Builder Fund	11,470	5,108	112,329	128,907	80,573	(55,646)	207,883	(3,055)	229,755	358,662	712,225	1,070,887	33,399	11,483	21,916
American Funds I.S. Global Growth Fund	(69,125)	868,527	2,502,889	3,302,291	164,514	(1,663,955)	(504,864)	(3,714)	(2,008,019)	1,294,272	10,883,014	12,177,286	18,749	154,671	(135,922)
American Funds I.S. Growth Fund	(61,540)	851,866	835,395	1,625,721	591,472	(567,592)	348,963	(7,770)	365,073	1,990,794	5,548,402	7,539,196	75,492	55,276	20,216
American Funds I.S. Growth-Income Fund	(5,965)	2,143,250	1,991,837	4,129,122	593,098	(2,746,946)	70,979	(19,770)	(2,102,639)	2,026,483	17,973,826	20,000,309	89,260	217,310	(128,050)
American Funds I.S. New World Fund	(8,222)	100,538	260,704	353,020	357,937	(63,429)	(40,132)	(9,509)	244,867	597,887	1,209,872	1,807,759	85,723	64,457	21,266
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(811)	6,721	88,778	94,688	30,349	(67,572)	(63,636)	(146)	(101,005)	(6,317)	469,305	462,988	10,710	14,231	(3,521)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(9,398)	(40,960)	333,924	283,566	127,620	(182,242)	(446,209)	(2,929)	(503,760)	(220,194)	1,705,618	1,485,424	29,115	59,927	(30,812)
Advisor Class:
PIMCO VIT All Asset Portfolio	12,170	(1,353)	72,390	83,207	1,060	(62,110)	19,862	(1,637)	(42,825)	40,382	838,651	879,033	1,650	4,853	(3,203)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	342	4,039	2,066	6,447	—	(3,079)	(84,972)	(38)	(88,089)	(81,642)	129,249	47,607	3,198	11,235	(8,037)
PIMCO VIT CommodityRealReturn® Strategy Portfolio	50,760	(61,662)	172,954	162,052	16,579	(127,543)	133,391	(15,378)	7,049	169,101	1,648,860	1,817,961	46,041	43,664	2,377
PIMCO VIT Long-Term U.S. Government Portfolio	1,945	(12,669)	37,745	27,021	14,875	(16,200)	(14,851)	(373)	(16,549)	10,472	260,469	270,941	40,083	41,793	(1,710)
PIMCO VIT Low Duration Portfolio	79,302	5,795	74,686	159,783	300,783	(446,988)	(597,248)	(15,308)	(758,761)	(598,978)	5,313,904	4,714,926	745,149	811,057	(65,908)
PIMCO VIT Real Return Portfolio	1,466	(16,760)	91,111	75,817	592	(156,259)	(126,282)	(1,226)	(283,175)	(207,358)	1,263,346	1,055,988	2,879	26,564	(23,685)
PIMCO VIT Total Return Portfolio	600,412	(158,077)	2,219,618	2,661,953	3,728,261	(4,322,291)	1,327,722	(322,266)	411,426	3,073,379	39,922,730	42,996,109	380,070	359,378	20,692
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(3,696)	(51,901)	98,704	43,107	2,362	(37,994)	(198,278)	(3,577)	(237,487)	(194,380)	615,182	420,802	6,283	44,068	(37,785)
Guggenheim VT Multi-Hedge Strategies Fund	3,899	5,429	5,584	14,912	1,182	(29,729)	(132,910)	(1,309)	(162,766)	(147,854)	411,710	263,856	1,397	20,483	(19,086)
Guggenheim VT Long Short Equity Fund	(1,391)	(3,901)	12,978	7,686	746	(12,822)	(13,478)	(356)	(25,910)	(18,224)	206,429	188,205	485	3,163	(2,678)
ETF Shares:
iShares® Core S&P 500 ETF	(228,854)	5,623,041	15,150,794	20,544,981	5,280,788	(9,382,949)	(2,427,107)	—	(6,529,268)	14,015,713	75,242,679	89,258,392	80,189	192,812	(112,623)
iShares® Core S&P Mid-Cap ETF	(195,603)	1,038,449	4,086,694	4,929,540	1,513,250	(2,650,026)	497,641	—	(639,135)	4,290,405	21,442,201	25,732,606	37,572	49,314	(11,742)
iShares® Core S&P Small-Cap ETF	(125,575)	459,986	1,904,803	2,239,214	794,008	(1,355,054)	650,422	—	89,376	2,328,590	11,125,930	13,454,520	25,443	23,098	2,345
iShares® Core U.S. Aggregate Bond ETF	2,168	8,882	68,049	79,099	91,457	(44,254)	68,099	—	115,302	194,401	1,310,334	1,504,735	8,222	3,485	4,737
iShares® iBoxx $ High Yield Corporate Bond ETF	25,433	8,025	58,285	91,743	13,523	(46,000)	33,243	—	766	92,509	770,807	863,316	2,406	2,355	51
iShares® Intermediate-Term Corporate Bond ETF	9,910	15,059	108,534	133,503	11,665	(145,843)	9,792	—	(124,386)	9,117	1,219,028	1,228,145	2,298	7,099	(4,801)
iShares® International Treasury Bond ETF	(257,424)	(7,734)	404,581	139,423	737,811	(1,256,462)	925,382	—	406,731	546,154	10,978,665	11,524,819	64,130	45,230	18,900
iShares® S&P 500 Growth ETF	(68,472)	574,539	1,671,343	2,177,410	611,533	(867,635)	(355,105)	—	(611,207)	1,566,203	8,060,082	9,626,285	12,222	22,046	(9,824)
iShares® S&P 500 Value ETF	(5,924)	269,200	715,934	979,210	217,619	(554,465)	(57,357)	—	(394,203)	585,007	3,530,834	4,115,841	6,803	14,249	(7,446)
iShares® TIPS Bond ETF	(1,037)	483	12,254	11,700	—	(7,123)	6,297	—	(826)	10,874	197,945	208,819	381	400	(19)
Vanguard® Developed Markets Index Fund, ETF Shares	80,403	179,436	1,854,273	2,114,112	763,976	(1,300,125)	190,725	—	(345,424)	1,768,688	10,857,573	12,626,261	24,954	34,694	(9,740)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(13,338)	154,990	343,357	485,009	34,009	(233,593)	(75,578)	—	(275,162)	209,847	1,972,526	2,182,373	3,253	8,993	(5,740)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	4,625	17,501	62,670	84,796	13,589	(33,822)	(824)	—	(21,057)	63,739	475,637	539,376	1,804	2,556	(752)

(a) Name Change. See Note 1.	14
(b) New Underlying Fund. Note 1.

Separate Account I
of
Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	$2,504	$4,015	$18,003	$24,522	$—	$(12,372)	$1,154	$—	$(11,218)	$13,304	$215,869	$229,173	409	766	(357)
Vanguard® Large-Cap Index Fund, ETF Shares	(7,468)	104,822	339,060	436,414	37,496	(192,226)	11,546	—	(143,184)	293,230	1,543,171	1,836,401	2,343	4,669	(2,326)
Vanguard® Mega Cap Index Fund, ETF Shares	(250)	4,775	36,189	40,714	22,063	(3,082)	4,786	—	23,767	64,481	119,582	184,063	1,098	640	458
Vanguard® Real Estate Index Fund, ETF Shares	11,045	16,543	166,990	194,578	35,904	(32,280)	4,318	—	7,942	202,520	743,819	946,339	1,771	1,557	214
Vanguard® Short-Term Bond Index Fund, ETF Shares	(1,590)	6,624	3,621	8,655	1,567	(48,920)	14,431	—	(32,922)	(24,267)	348,085	323,818	8,448	9,807	(1,359)
Vanguard® Total Bond Market Index Fund, ETF Shares	172,470	891,272	3,855,767	4,919,509	5,250,584	(9,394,815)	2,998,529	—	(1,145,702)	3,773,807	81,115,984	84,889,791	313,776	358,716	(44,940)

(a) Name Change. See Note 1.	15
(b) New Underlying Fund. Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2020

1. Organization and Nature of Operations

Integrity Life Insurance Company Separate Account I (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Integrity Life Insurance Company (the “Company”), a life insurance company, that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division or quarterly rate option.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Columbia Funds Variable Portfolios
Non-Affiliated Class 2	Non-Affiliated Class 1
American Funds I.S. Managed Risk Asset Allocation Fund	Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 4	Non-Affiliated Class 2
American Funds I.S. Bond Fund	Columbia VP – Small Cap Value Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund	DWS Investments VIT Funds
American Funds I.S. Growth Fund	Non-Affiliated Class A:
American Funds I.S. Growth-Income Fund	DWS Small Cap Index VIP Fund
American Funds I.S. New World Fund	Non-Affiliated Class B:
DWS Small Cap Index VIP Fund
BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products	Franklin Templeton VIP Trust
Non-Affiliated Initial Class:	Non-Affiliated Class 1:
Fidelity VIP Balanced Portfolio	Franklin Growth and Income VIP Fund
Fidelity VIP Overseas Portfolio	Franklin Income VIP Fund
Fidelity VIP Equity-Income Portfolio	Non-Affiliated Class 2:
Fidelity VIP Growth Portfolio	Franklin Growth and Income VIP Fund
Fidelity VIP High Income Portfolio	Franklin Income VIP Fund
Fidelity VIP Asset Manager Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Contrafund® Portfolio	Franklin Mutual Shares VIP Fund
Fidelity VIP Index 500 Portfolio	Franklin Small Cap Value VIP Fund
Fidelity VIP Investment Grade Bond Portfolio	Templeton Foreign VIP Fund
Fidelity VIP Government Money Market	Templeton Global Bond VIP Fund
Non-Affiliated Service Class:	Templeton Growth VIP Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP High Income Portfolio	Investor Class:
Fidelity VIP Asset Manager Portfolio	Guggenheim VT Global Managed Futures Strategy Fund
Fidelity VIP Contrafund® Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Balanced Portfolio	Guggenheim VT Long Short Equity Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio	iShares Trust
Non-Affiliated Service Class 2:	ETF Shares:
Fidelity VIP Asset Manager Portfolio	iShares® Core S&P 500 ETF
Fidelity VIP Balanced Portfolio	iShares® Core S&P Mid-Cap ETF
Fidelity VIP Bond Index Portfolio	iShares® Core S&P Small-Cap ETF
Fidelity VIP Contrafund® Portfolio	iShares® Core U.S. Aggregate Bond ETF
Fidelity VIP Disciplined Small Cap Portfolio	iShares® iBoxx $ High Yield Corporate Bond ETF
Fidelity VIP Equity-Income Portfolio	iShares® 5-10 Year Investment Grade Corporate Bond ETF
Fidelity VIP Extended Market Index Portfolio	iShares® International Treasury Bond ETF
Fidelity VIP Freedom 2010 Portfolio	iShares® S&P 500 Growth ETF
Fidelity VIP Freedom 2015 Portfolio	iShares® S&P 500 Value ETF
Fidelity VIP Freedom 2020 Portfolio	iShares® TIPS Bond ETF
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio	Invesco (AIM) Variable Insurance Funds
Fidelity VIP Growth Portfolio	Non-Affiliated Class 2:
Fidelity VIP High Income Portfolio	Invesco V.I. American Franchise Fund
Fidelity VIP Index 500 Portfolio	Invesco V.I. American Value Fund
Fidelity VIP International Index Portfolio	Invesco V.I. Comstock Fund
Fidelity VIP Investment Grade Bond Portfolio	Invesco V.I. International Growth Fund
Fidelity VIP Mid Cap Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio
Fidelity VIP Total Market Index Portfolio

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

JPMorgan Insurance Trust	Touchstone Variable Series Trust
Non-Affiliated Class 1:	Affiliated Service Class:
JP Morgan IT Mid Cap Value	Touchstone VST Aggressive ETF Fund
Touchstone VST Bond Fund
Morgan Stanley Variable Insurance Funds, Inc.	Touchstone VST Common Stock Fund
Non-Affiliated Class 1:	Touchstone VST Conservative ETF Fund
Morgan Stanley VIF Emerging Markets Debt Portfolio	Touchstone VST Moderate ETF Fund
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:	The Vanguard Index Funds
Morgan Stanley VIF Emerging Markets Debt Portfolio	ETF Shares:
Morgan Stanley VIF Emerging Markets Equity Portfolio	Vanguard® Developed Markets Index Fund, ETF Shares
Morgan Stanley VIF U.S. Real Estate Portfolio	Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Pimco Variable Insurance Trust	Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Advisor Class:	Vanguard® Large-Cap Index Fund, ETF Shares
PIMCO VIT All Asset Portfolio	Vanguard® Mega Cap Index Fund, ETF Shares
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	Vanguard® Real Estate Index Fund, ETF Shares
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Vanguard® Short-Term Bond Index Fund, ETF Shares
PIMCO VIT Long-Term U.S. Government Portfolio	Vanguard® Total Bond Market Index Fund, ETF Shares
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Northern Lights Variable Trust
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

During the year ended December 31, 2020, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
9/30/2020	iShares® 5-10 Year Investment Grade Corporate Bond ETF	iShares® Intermediate-Term Corporate Bond ETF

During the year ended December 31, 2019, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
5/1/2019	Columbia VP - Select Mid Cap Value Class 1	Columbia VP - Mid Cap Value Class 1

The statement of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020 except for the following Underlying Funds:
Period:	Underlying Fund:
1/1/2020 - 4/29/2020	Invesco V.I. Mid Cap Growth Fund
4/30/2020 - 12/31/2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II

The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2020 and December 31, 2019 with the exception of the following Underlying Funds:
Period:	Underlying Fund:
1/1/2020 - 4/29/2020	Invesco V.I. Mid Cap Growth Fund
4/30/2020 - 12/31/2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
7/12/2019 - 12/31/2019	Touchstone VST Bond Fund
7/12/2019 - 12/31/2019	Touchstone VST Common Stock Fund
7/12/2019 - 12/31/2019	Fidelity VIP Bond Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP International Index Portfolio

All of the Underlying Funds had activity during the year ended December 31, 2020. All of the Underlying Funds had activity during the year ended December 31, 2019 except for the following Underlying Funds:
Fidelity VIP Extended Market Index Portfolio*
Fidelity VIP Total Market Index Portfolio*

* The Underlying Fund commenced operations on April 29, 2020

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)
As a result of restructuring in 2020 or 2019, the following Underlying Fund that was previously offered is no longer available as an investment option to our contract holders. Any contract holder allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:
Date:	Surviving Underlying Fund:	Closed Underlying Fund:
4/30/2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	Invesco V.I. Mid Cap Growth Fund
7/12/2019	Touchstone VST Bond Fund	Touchstone VST Active Bond Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Focused Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Large Cap Core Equity Fund

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 110 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2020. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - inputs to the valuation methodology are quoted prices in active markets.
•Level 2 - inputs to the valuation methodology are observable, directly or indirectly.
•Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates
The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties

The Company is exposed to risk associated with the ongoing outbreak of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation continues to evolve. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Separate Account; and disruptions of product marketing and sales efforts. The Separate Account has business continuity plans in place to mitigate the risks posed to business operations by disruptive incidents such as these.

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2020 and the cost of investments held at December 31, 2020, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone VST Aggressive ETF Fund	$1,392,724	$1,234,779	$11,445,525
Touchstone VST Bond Fund	3,175,532	2,172,072	14,241,668
Touchstone VST Common Stock Fund	1,650,921	8,728,432	28,378,915
Touchstone VST Conservative ETF Fund	627,859	1,772,757	7,548,788
Touchstone VST Moderate ETF Fund	540,953	1,884,401	9,249,055
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	57,860	272,667	1,597,468
Fidelity VIP Overseas Portfolio	15,111	324,864	1,261,327
Fidelity VIP Equity-Income Portfolio	653,378	1,310,770	7,831,982
Fidelity VIP Growth Portfolio	707,626	1,028,852	4,493,336
Fidelity VIP High Income Portfolio	26,976	190,299	426,963
Fidelity VIP Asset Manager Portfolio	110,013	338,544	2,917,455
Fidelity VIP Contrafund® Portfolio	390,293	2,928,697	11,738,297
Fidelity VIP Index 500 Portfolio	121,847	874,690	4,222,596
Fidelity VIP Investment Grade Bond Portfolio	57,674	238,514	2,368,505
Fidelity VIP Government Money Market	8,431,562	6,212,575	9,223,369
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	66,978	40,658	215,436
Fidelity VIP Growth Portfolio	66,608	166,702	392,067
Fidelity VIP High Income Portfolio	175,801	201,201	156,829
Fidelity VIP Asset Manager Portfolio	40,490	81,171	3,467
Fidelity VIP Contrafund® Portfolio	8,079	204,302	612,806
Fidelity VIP Balanced Portfolio	4,069	35,023	103,547
Fidelity VIP Mid Cap Portfolio	13,551	376,756	2,427,829
Fidelity VIP Overseas Portfolio	144	24,625	4,912
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	913,787	1,530,045	1,718,318
Fidelity VIP Balanced Portfolio	2,276,305	1,429,778	7,715,874
Fidelity VIP Bond Index Portfolio	1,476,797	10,037	1,482,054
Fidelity VIP Contrafund® Portfolio	975,507	7,018,786	26,077,709
Fidelity VIP Disciplined Small Cap Portfolio	332,865	558,217	1,877,975
Fidelity VIP Equity-Income Portfolio	1,689,543	2,002,033	4,511,811
Fidelity VIP Extended Market Index Portfolio	337,063	339,524	6,690
Fidelity VIP Freedom 2010 Portfolio	234,198	241,100	542,646
Fidelity VIP Freedom 2015 Portfolio	63,425	240,494	674,694
Fidelity VIP Freedom 2020 Portfolio	588,521	358,834	4,433,953
Fidelity VIP Freedom 2025 Portfolio	2,573,867	894,966	6,118,118
Fidelity VIP Freedom 2030 Portfolio	163,681	234,107	708,713
Fidelity VIP Growth Portfolio	6,293,060	5,511,508	13,575,419

(a) Name Change. See Note 1.	23
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income Portfolio	$10,189,540	$10,847,215	$6,650,229
Fidelity VIP Index 500 Portfolio	5,855,029	11,802,400	30,415,641
Fidelity VIP International Index Portfolio	694,524	346,989	352,661
Fidelity VIP Investment Grade Bond Portfolio	4,043,102	7,206,709	31,073,976
Fidelity VIP Mid Cap Portfolio	839,551	2,438,476	6,607,478
Fidelity VIP Overseas Portfolio	435,488	856,644	2,272,580
Fidelity VIP Target Volatility Portfolio	443,217	373,132	2,998,950
Fidelity VIP Total Market Index Portfolio	495,970	9,323	487,568
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	594,564	635,129	1,308,869
Franklin Growth and Income VIP Fund	327,895	464,167	1,445,201
Franklin Income VIP Fund	234,478	424,605	3,791,714
JP Morgan IT Mid Cap Value	27,239	30,819	338,131
Morgan Stanley VIF Emerging Markets Debt Portfolio	14,392	36,985	289,068
Morgan Stanley VIF U.S. Real Estate Portfolio	194,827	170,636	1,087,330
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	1,176,233	917,837	5,455,701
Columbia VP – Small Cap Value Fund	732,214	908,188	3,235,784
Franklin Growth and Income VIP Fund	3,498,829	2,061,828	8,159,314
Franklin Income VIP Fund	2,353,130	2,612,784	19,027,717
Franklin Large Cap Growth VIP Fund	2,375,191	2,359,098	5,514,821
Franklin Mutual Shares VIP Fund	3,907,031	2,543,438	22,786,332
Franklin Small Cap Value VIP Fund	1,018,925	907,899	1,494,266
Invesco V.I. American Franchise Fund	1,071,997	1,514,875	2,672,446
Invesco V.I. American Value Fund	1,947,846	1,428,518	9,937,897
Invesco V.I. Comstock Fund	2,222,680	1,858,706	11,878,716
Invesco V.I. International Growth Fund	575,420	879,660	3,954,960
Invesco V.I. Mid Cap Growth Fund (c)	645,152	1,152,699	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	1,543,479	238,169	1,356,469
Templeton Foreign VIP Fund	1,410,210	1,299,623	9,667,490
Templeton Global Bond VIP Fund	371,220	627,745	3,697,067
Templeton Growth VIP Fund	147,080	368,920	2,587,294
Morgan Stanley VIF Emerging Markets Debt Portfolio	103,345	184,421	761,212
Morgan Stanley VIF Emerging Markets Equity Portfolio	485,022	903,053	2,367,825
Morgan Stanley VIF U.S. Real Estate Portfolio	1,000,188	653,302	4,348,900
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	3,378,512	3,594,134	15,309,110
BlackRock Global Allocation V.I. Fund	212,415	348,283	1,131,485
BlackRock High Yield V.I. Fund	357,865	223,119	843,595
BlackRock Total Return V.I. Fund	444,241	230,976	1,781,046
TOPS® Managed Risk Moderate Growth ETF Portfolio	384,711	558,615	3,065,895
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	656,522	563,291	1,794,437
American Funds I.S. Capital Income Builder Fund	393,600	248,287	1,138,773
American Funds I.S. Global Growth Fund	851,290	2,536,443	9,038,177
American Funds I.S. Growth Fund	1,698,940	1,781,906	7,154,900
American Funds I.S. Growth-Income Fund	1,634,828	3,731,164	16,469,381
American Funds I.S. New World Fund	434,677	377,810	1,750,105

(a) Name Change. See Note 1.	24
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	$141,130	$183,995	$381,100
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	502,546	536,503	1,401,665
Advisor Class:
PIMCO VIT All Asset Portfolio	70,915	252,280	638,300
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	127,384	114,912	60,368
PIMCO VIT CommodityRealReturn® Strategy Portfolio	329,311	289,759	1,972,383
PIMCO VIT Long-Term U.S. Government Portfolio	327,386	236,363	364,862
PIMCO VIT Low Duration Portfolio	13,481,760	13,511,797	4,683,515
PIMCO VIT Real Return Portfolio	128,540	399,341	816,588
PIMCO VIT Total Return Portfolio	9,350,691	8,898,188	43,225,890
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	65,366	99,649	389,910
Guggenheim VT Multi-Hedge Strategies Fund	28,480	46,062	242,368
Guggenheim VT Long Short Equity Fund	8,214	40,222	167,223
ETF Shares:
iShares® Core S&P 500 ETF	8,161,542	15,098,541	64,960,972
iShares® Core S&P Mid-Cap ETF	4,207,753	5,321,657	21,058,032
iShares® Core S&P Small-Cap ETF	2,741,187	2,970,856	11,362,391
iShares® Core U.S. Aggregate Bond ETF	510,046	327,824	1,765,935
iShares® iBoxx $ High Yield Corporate Bond ETF	65,938	93,013	867,364
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	236,044	293,886	1,183,403
iShares® International Treasury Bond ETF	1,727,182	1,784,440	11,090,038
iShares® S&P 500 Growth ETF	582,242	2,468,780	5,978,749
iShares® S&P 500 Value ETF	656,047	714,136	3,492,855
iShares® TIPS Bond ETF	26,124	27,418	212,328
Vanguard® Developed Markets Index Fund, ETF Shares	1,915,076	1,831,836	12,223,518
Vanguard® Dividend Appreciation Index Fund, ETF Shares	203,848	535,542	1,572,232
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	69,366	103,739	497,541
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	20,639	36,862	219,828
Vanguard® Large-Cap Index Fund, ETF Shares	254,932	407,228	1,373,782
Vanguard® Mega Cap Index Fund, ETF Shares	183,927	46,039	291,868
Vanguard® Real Estate Index Fund, ETF Shares	187,569	99,792	976,158
Vanguard® Short-Term Bond Index Fund, ETF Shares	49,219	50,397	331,089
Vanguard® Total Bond Market Index Fund, ETF Shares	17,979,762	15,782,117	89,501,930

(a) Name Change. See Note 1.	25
(b) New Underlying Fund. Note 1.
(c) Merger. See Note 1.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions
The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below under “Mortality and Expenses %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and Expense %	Annual Administration Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
	AnnuiChoice - GMAB Rider	1.60	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A
For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)
For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)
5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented. The financial highlights include historical highlights for funds that may no longer be offered in the current year statements.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	574	$20.00	to	$28.46	$14,406	1.84%	0.60%	to	1.60%	10.05%	to	11.17%
Touchstone VST Bond Fund	1,394	10.97	to	11.14	15,321	1.82%	0.60%	to	1.60%	7.87%	to	8.96%
Touchstone VST Common Stock Fund	2,717	13.09	to	13.30	35,713	0.59%	0.60%	to	1.67%	21.42%	to	22.74%
Touchstone VST Conservative ETF Fund	436	17.93	to	22.06	8,123	2.51%	0.60%	to	1.75%	7.98%	to	9.24%
Touchstone VST Moderate ETF Fund	456	21.93	to	25.79	9,174	2.07%	0.60%	to	2.15%	8.68%	to	10.40%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	68	25.02	to	25.59	2,251	1.41%	1.10%	to	1.35%	20.74%	to	21.04%
Fidelity VIP Overseas Portfolio	47	13.62	to	14.49	1,766	0.42%	1.00%	to	1.45%	13.94%	to	14.46%
Fidelity VIP Equity-Income Portfolio	111	31.79	to	110.09	8,635	1.77%	1.35%	to	1.35%	5.25%	to	5.25%
Fidelity VIP Growth Portfolio	35			242.37	8,438	0.08%			1.35%			41.95%
Fidelity VIP High Income Portfolio	13			32.06	431	4.58%			1.35%			1.36%
Fidelity VIP Asset Manager Portfolio	47			69.49	3,261	1.46%			1.35%			13.32%
Fidelity VIP Contrafund® Portfolio	159	63.24	to	64.68	15,771	0.25%	1.10%	to	1.35%	28.80%	to	29.13%
Fidelity VIP Index 500 Portfolio	133	31.28	to	27.57	6,181	1.73%	1.35%	to	1.45%	16.52%	to	16.64%
Fidelity VIP Investment Grade Bond Portfolio	105	15.30	to	16.51	2,601	2.16%	1.00%	to	1.55%	7.70%	to	8.30%
Fidelity VIP Government Money Market	951	9.30	to	10.14	9,223	0.27%	0.60%	to	2.75%	(2.44)%	to	(0.28)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	9			25.53	238	1.98%			1.45%			5.00%
Fidelity VIP Growth Portfolio	19	38.34	to	39.69	732	0.06%	1.10%	to	1.45%	41.67%	to	42.17%
Fidelity VIP High Income Portfolio	9			17.63	159	6.46%			1.45%			1.16%
Fidelity VIP Asset Manager Portfolio	-*			21.54	4	0.21%			1.45%			13.07%
Fidelity VIP Contrafund® Portfolio	19			46.32	878	0.15%			1.45%			28.54%
Fidelity VIP Balanced Portfolio	5			28.89	150	1.24%			1.45%			20.55%
Fidelity VIP Mid Cap Portfolio	35	83.78	to	80.44	2,860	0.56%	1.35%	to	1.45%	16.33%	to	16.45%
Fidelity VIP Overseas Portfolio	-*			20.92	7	0.09%			1.45%			13.82%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	94	17.37	to	24.79	1,926	0.98%	0.60%	to	1.60%	12.70%	to	13.85%
Fidelity VIP Balanced Portfolio	373	24.08	to	31.89	9,956	1.33%	1.00%	to	1.60%	20.17%	to	20.91%
Fidelity VIP Bond Index Portfolio	137	10.72	to	10.78	1,478	2.86%	1.15%	to	1.55%	5.60%	to	6.03%
Fidelity VIP Contrafund® Portfolio	1,137	46.75	to	49.49	37,962	0.08%	0.60%	to	1.67%	28.06%	to	29.45%
Fidelity VIP Disciplined Small Cap Portfolio	112	20.16	to	21.76	2,331	0.58%	1.00%	to	1.55%	16.29%	to	16.94%
Fidelity VIP Equity-Income Portfolio	234	19.20	to	27.85	4,965	1.75%	0.60%	to	1.60%	4.74%	to	5.80%
Fidelity VIP Extended Market Index Portfolio	1	12.07	to	12.07	9	0.60%	1.55%	to	1.55%	14.39%	to	14.39%
Fidelity VIP Freedom 2010 Portfolio	37	17.03	to	17.63	625	1.07%	1.15%	to	1.60%	10.44%	to	10.95%
Fidelity VIP Freedom 2015 Portfolio	44	17.78	to	18.62	759	0.89%	1.15%	to	1.60%	11.75%	to	12.26%
Fidelity VIP Freedom 2020 Portfolio	295	18.22	to	19.73	5,219	1.07%	1.15%	to	1.60%	12.89%	to	13.40%
Fidelity VIP Freedom 2025 Portfolio	392	19.49	to	21.25	7,454	1.02%	1.15%	to	1.60%	13.83%	to	14.35%
Fidelity VIP Freedom 2030 Portfolio	50	18.78	to	20.12	966	0.91%	1.15%	to	1.55%	14.84%	to	15.30%
Fidelity VIP Growth Portfolio	468	36.04	to	35.55	18,400	0.04%	1.00%	to	1.60%	41.25%	to	42.11%
Fidelity VIP High Income Portfolio	315	17.14	to	23.10	6,559	6.41%	0.60%	to	1.60%	0.78%	to	1.81%
Fidelity VIP Index 500 Portfolio	1,714	37.55	to	29.55	45,169	1.58%	0.60%	to	1.67%	15.98%	to	17.24%
Fidelity VIP International Index Portfolio	34	11.55	to	11.62	396	3.83%	1.15%	to	1.55%	8.63%	to	9.07%
Fidelity VIP Investment Grade Bond Portfolio	2,205	15.48	to	18.36	33,878	2.05%	0.60%	to	1.67%	7.34%	to	8.51%
Fidelity VIP Mid Cap Portfolio	253	22.93	to	44.82	7,937	0.41%	0.60%	to	1.60%	15.98%	to	17.16%
Fidelity VIP Overseas Portfolio	177	25.76	to	24.51	2,875	0.21%	0.60%	to	1.67%	13.41%	to	14.64%

(a) Name Change. See Note 1.	29
(b) New Underlying Fund. See Note 1.
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	235	$14.24	to	$14.87	$3,370	1.30%	1.00%	to	1.60%	7.25%	to	7.90%
Fidelity VIP Total Market Index Portfolio	42	12.72	to	12.82	543	3.62%	1.00%	to	1.55%	18.12%	to	18.78%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund	88	19.89	to	21.09	1,784	—%	1.00%	to	1.60%	5.76%	to	6.41%
Franklin Growth and Income VIP Fund	43	31.68	to	32.40	1,374	3.83%	1.10%	to	1.35%	4.38%	to	4.64%
Franklin Income VIP Fund	135	28.51	to	29.15	3,855	5.96%	1.10%	to	1.35%	(0.39)%	to	(0.14)%
JP Morgan IT Mid Cap Value	11	36.40	to	38.85	403	1.45%	1.00%	to	1.55%	(1.19)%	to	(0.63)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	10	27.73	to	30.83	292	4.68%	1.00%	to	1.55%	3.91%	to	4.49%
Morgan Stanley VIF U.S. Real Estate Portfolio	35	30.24	to	33.15	1,199	2.77%	1.00%	to	1.55%	(18.14)%	to	(17.68)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	427	13.66	to	14.26	5,881	1.52%	1.00%	to	1.60%	4.19%	to	4.82%
Columbia VP – Small Cap Value Fund	107	28.85	to	31.23	3,156	0.34%	1.00%	to	1.67%	6.78%	to	7.51%
Franklin Growth and Income VIP Fund	317	21.48	to	28.98	7,741	3.85%	0.60%	to	1.60%	3.83%	to	4.89%
Franklin Income VIP Fund	1,044	16.24	to	24.26	19,178	5.97%	0.60%	to	1.60%	(0.92)%	to	0.09%
Franklin Large Cap Growth VIP Fund	201	40.64	to	50.02	7,264	—%	1.00%	to	1.67%	42.22%	to	43.19%
Franklin Mutual Shares VIP Fund	1,349	22.13	to	27.08	20,768	2.90%	1.00%	to	1.67%	(6.63)%	to	(5.99)%
Franklin Small Cap Value VIP Fund	76	22.68	to	20.90	1,501	1.37%	1.00%	to	1.60%	3.51%	to	4.14%
Invesco V.I. American Franchise Fund	89	37.07	to	49.62	3,389	—%	0.60%	to	1.60%	39.73%	to	41.14%
Invesco V.I. American Value Fund	513	18.55	to	20.02	9,823	0.69%	1.00%	to	1.60%	(0.76)%	to	(0.15)%
Invesco V.I. Comstock Fund	598	19.59	to	28.27	11,082	2.25%	0.60%	to	1.60%	(2.67)%	to	(1.68)%
Invesco V.I. International Growth Fund	310	14.62	to	15.27	4,632	2.10%	1.15%	to	1.60%	11.92%	to	12.43%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II (b)	127	14.81	to	14.85	1,881	—%	1.15%	to	1.55%	48.06%	to	48.47%
Templeton Foreign VIP Fund	836	18.19	to	18.18	9,373	3.48%	0.60%	to	1.67%	(2.81)%	to	(1.75)%
Templeton Global Bond VIP Fund	359	8.75	to	9.17	3,159	8.63%	1.00%	to	1.60%	(6.80)%	to	(6.23)%
Templeton Growth VIP Fund	137	13.23	to	24.29	2,447	2.98%	1.00%	to	1.60%	4.11%	to	4.74%
Morgan Stanley VIF Emerging Markets Debt Portfolio	44	15.69	to	17.24	771	4.41%	1.00%	to	1.60%	3.84%	to	4.48%
Morgan Stanley VIF Emerging Markets Equity Portfolio	148	10.43	to	32.87	2,675	1.36%	0.60%	to	1.60%	12.53%	to	13.68%
Morgan Stanley VIF U.S. Real Estate Portfolio	326	26.25	to	11.37	3,811	2.56%	1.00%	to	1.67%	(18.49)%	to	(17.93)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	556	32.25	to	34.20	18,173	—%	1.00%	to	1.60%	39.25%	to	40.10%
BlackRock Global Allocation V.I. Fund	83	15.19	to	16.11	1,302	1.25%	1.00%	to	1.60%	18.78%	to	19.50%
BlackRock High Yield V.I. Fund	68	12.74	to	13.08	883	5.05%	1.00%	to	1.55%	5.38%	to	5.96%
BlackRock Total Return V.I. Fund	164	11.23	to	11.52	1,841	1.87%	1.00%	to	1.55%	6.87%	to	7.47%
TOPS® Managed Risk Moderate Growth ETF Portfolio	260	12.37	to	12.81	3,258	2.21%	1.15%	to	1.60%	4.20%	to	4.68%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	169	11.27	to	11.57	1,913	1.97%	1.00%	to	1.55%	7.68%	to	8.29%
American Funds I.S. Capital Income Builder Fund	106	11.43	to	11.80	1,222	2.67%	1.00%	to	1.55%	2.50%	to	3.07%
American Funds I.S. Global Growth Fund	616	21.36	to	22.29	13,271	0.16%	1.00%	to	1.60%	28.08%	to	28.87%
American Funds I.S. Growth Fund	362	29.58	to	30.88	10,809	0.20%	1.00%	to	1.60%	49.29%	to	50.20%
American Funds I.S. Growth-Income Fund	968	19.74	to	20.61	19,289	1.14%	1.00%	to	1.60%	11.44%	to	12.12%
American Funds I.S. New World Fund	146	15.10	to	15.76	2,243	0.04%	1.00%	to	1.60%	21.32%	to	22.06%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	12	37.35	to	39.05	463	0.92%	1.35%	to	1.45%	17.70%	to	17.82%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	60	21.77	to	37.88	1,613	0.80%	1.00%	to	1.55%	17.24%	to	17.90%

(a) Name Change. See Note 1.	30
(b) New Underlying Fund. See Note 1.
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2020
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Advisor Class:
PIMCO VIT All Asset Portfolio	48	$14.62	to	$15.65	$711	4.78%	1.00%	to	1.60%	6.18%	to	6.83%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	5	11.38	to	11.59	61	4.03%	1.15%	to	1.55%	3.82%	to	4.24%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	447	3.88	to	4.23	1,792	6.35%	1.00%	to	1.67%	(0.46)%	to	0.22%
PIMCO VIT Long-Term U.S. Government Portfolio	31	13.09	to	13.50	410	1.59%	1.15%	to	1.55%	15.46%	to	15.93%
PIMCO VIT Low Duration Portfolio	415	11.21	to	12.14	4,771	1.19%	1.00%	to	1.60%	1.24%	to	1.86%
PIMCO VIT Real Return Portfolio	65	13.25	to	14.32	884	1.34%	1.00%	to	1.60%	9.82%	to	10.49%
PIMCO VIT Total Return Portfolio	2,988	14.63	to	15.94	45,640	2.02%	1.00%	to	1.67%	6.73%	to	7.45%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	60	6.18	to	7.87	381	3.70%	1.15%	to	1.67%	0.88%	to	1.42%
Guggenheim VT Multi-Hedge Strategies Fund	28	8.98	to	9.57	262	1.28%	1.00%	to	1.60%	5.67%	to	6.31%
Guggenheim VT Long Short Equity Fund	15	10.31	to	10.82	161	0.80%	1.00%	to	1.60%	3.25%	to	3.88%
ETF Shares:
iShares® Core S&P 500 ETF	1,351	70.24	to	77.16	96,867	1.82%	1.75%	to	2.75%	15.10%	to	16.28%
iShares® Core S&P Mid-Cap ETF	484	58.22	to	61.53	28,686	1.58%	1.75%	to	2.75%	10.43%	to	11.56%
iShares® Core S&P Small-Cap ETF	251	60.20	to	63.73	15,382	1.42%	1.75%	to	2.75%	8.19%	to	9.30%
iShares® Core U.S. Aggregate Bond ETF	65	26.29	to	30.33	1,765	2.17%	1.75%	to	2.75%	4.52%	to	5.60%
iShares® iBoxx $ High Yield Corporate Bond ETF	24	32.21	to	36.03	829	5.08%	1.75%	to	2.75%	1.57%	to	2.62%
iShares® 5-10 Year Investment Grade Corporate Bond ETF (a)	42	29.24	to	33.04	1,236	2.84%	1.75%	to	2.75%	6.63%	to	7.73%
iShares® International Treasury Bond ETF	525	23.63	to	25.94	12,657	—%	1.75%	to	2.75%	7.83%	to	8.94%
iShares® S&P 500 Growth ETF	121	84.40	to	94.63	10,456	0.96%	1.75%	to	2.75%	29.63%	to	30.96%
iShares® S&P 500 Value ETF	73	54.34	to	57.53	4,059	2.64%	1.75%	to	2.75%	(1.62)%	to	(0.61)%
iShares® TIPS Bond ETF	8	24.46	to	29.84	227	1.21%	1.75%	to	2.75%	7.78%	to	8.89%
Vanguard® Developed Markets Index Fund, ETF Shares	360	38.43	to	37.29	13,940	2.38%	1.75%	to	2.75%	6.68%	to	7.77%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	33	61.29	to	69.22	2,090	1.84%	1.75%	to	2.75%	12.21%	to	13.36%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	19	31.12	to	29.09	579	2.24%	1.75%	to	2.75%	12.02%	to	13.17%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	31.68	to	36.71	227	2.66%	1.75%	to	2.75%	6.44%	to	7.54%
Vanguard® Large-Cap Index Fund, ETF Shares	27	71.56	to	77.85	2,030	1.70%	1.75%	to	2.75%	17.66%	to	18.87%
Vanguard® Mega Cap Index Fund, ETF Shares	5	73.27	to	80.02	380	1.77%	1.75%	to	2.75%	18.19%	to	19.40%
Vanguard® Real Estate Index Fund, ETF Shares	22	43.42	to	48.50	971	4.14%	1.75%	to	2.75%	(7.20)%	to	(6.25)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	14	23.25	to	25.07	332	1.79%	1.90%	to	2.75%	1.82%	to	2.71%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,378	26.34	to	30.48	91,221	2.24%	1.75%	to	2.75%	4.75%	to	5.83%

(a) Name Change. See Note 1.	31
(b) New Underlying Fund. See Note 1.
-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	581	$18.17	to	$25.60	13,221	1.73%	0.60%	to	1.60%	20.42%	to	21.65%
Touchstone VST Bond Fund (July 12, 2019)	1,310	10.17	to	10.20	13,329	1.31%	1.00%	to	1.67%	1.67%	to	2.00%
Touchstone VST Common Stock Fund (July 12, 2019)	3,423	10.78	to	10.83	36,938	0.54%	0.60%	to	1.67%	7.77%	to	8.33%
Touchstone VST Conservative ETF Fund	523	15.90	to	20.20	8,958	2.33%	0.60%	to	2.15%	12.99%	to	14.77%
Touchstone VST Moderate ETF Fund	545	20.18	to	23.36	10,043	2.11%	0.60%	to	2.15%	16.41%	to	18.25%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	77	20.72	to	21.14	2,096	1.61%	1.10%	to	1.35%	22.83%	to	23.14%
Fidelity VIP Overseas Portfolio	59	11.80	to	12.66	1,860	1.70%	1.00%	to	1.55%	25.79%	to	26.49%
Fidelity VIP Equity-Income Portfolio	127	30.20	to	104.60	9,354	1.97%			1.35%			25.72%
Fidelity VIP Growth Portfolio	39	170.74	to	170.74	6,738	0.25%			1.35%			32.50%
Fidelity VIP High Income Portfolio	20	31.63	to	31.63	619	4.83%			1.35%			13.55%
Fidelity VIP Asset Manager Portfolio	51	61.33	to	61.33	3,142	1.72%			1.35%			16.65%
Fidelity VIP Contrafund® Portfolio	195	49.10	to	50.09	14,517	0.45%	1.10%	to	1.35%	29.80%	to	30.13%
Fidelity VIP Index 500 Portfolio	154	26.85	to	23.64	6,098	1.93%	1.35%	to	1.45%	29.45%	to	29.58%
Fidelity VIP Investment Grade Bond Portfolio	113	14.20	to	15.24	2,604	2.64%	1.00%	to	1.55%	7.97%	to	8.57%
Fidelity VIP Government Money Market	713	9.53	to	10.17	7,004	2.01%	0.60%	to	2.75%	(0.79)%	to	1.40%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	9	24.32	to	24.32	216	1.93%			1.45%			25.48%
Fidelity VIP Growth Portfolio	24	27.07	to	27.92	648	0.16%	1.10%	to	1.45%	32.24%	to	32.71%
Fidelity VIP High Income Portfolio	11	17.43	to	17.43	191	6.40%			1.45%			13.25%
Fidelity VIP Asset Manager Portfolio	2	19.05	to	19.05	39	6.54%			1.45%			16.45%
Fidelity VIP Contrafund® Portfolio	24	36.04	to	36.04	855	0.36%			1.45%			29.54%
Fidelity VIP Balanced Portfolio	6	23.97	to	23.97	154	1.66%			1.45%			22.50%
Fidelity VIP Mid Cap Portfolio	41	72.02	to	69.08	2,856	0.76%	1.35%	to	1.45%	21.56%	to	21.68%
Fidelity VIP Overseas Portfolio	2	18.38	to	18.38	29	1.70%			1.45%			25.82%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	123	15.41	to	21.78	2,258	1.99%	0.60%	to	1.60%	16.13%	to	17.30%
Fidelity VIP Balanced Portfolio	327	20.04	to	26.38	7,612	1.63%	1.00%	to	1.60%	22.13%	to	22.87%
Fidelity VIP Bond Index Portfolio (July 12, 2019)	1	10.15	to	10.16	15	4.30%	1.35%	to	1.55%	1.48%	to	1.58%
Fidelity VIP Contrafund® Portfolio	1,353	36.51	to	38.23	34,892	0.21%	0.60%	to	1.67%	29.08%	to	30.49%
Fidelity VIP Disciplined Small Cap Portfolio	121	17.34	to	18.61	2,159	0.80%	1.00%	to	1.55%	21.46%	to	22.14%
Fidelity VIP Equity-Income Portfolio	297	18.33	to	26.32	5,496	1.90%	0.60%	to	1.60%	25.08%	to	26.34%
Fidelity VIP Freedom 2010 Portfolio	39	15.42	to	15.89	592	1.23%	1.15%	to	1.60%	13.90%	to	14.42%
Fidelity VIP Freedom 2015 Portfolio	57	15.91	to	16.59	886	1.38%	1.15%	to	1.60%	16.09%	to	16.62%
Fidelity VIP Freedom 2020 Portfolio	296	16.14	to	17.39	4,642	1.80%	1.15%	to	1.60%	17.96%	to	18.50%
Fidelity VIP Freedom 2025 Portfolio	301	17.12	to	18.58	4,987	1.79%	1.15%	to	1.60%	19.57%	to	20.12%
Fidelity VIP Freedom 2030 Portfolio	56	16.36	to	17.45	947	1.79%	1.15%	to	1.55%	22.19%	to	22.69%
Fidelity VIP Growth Portfolio	496	25.51	to	25.02	13,650	0.05%	1.00%	to	1.60%	31.83%	to	32.64%
Fidelity VIP High Income Portfolio	354	20.77	to	22.69	7,302	5.27%	0.60%	to	1.67%	12.85%	to	14.08%
Fidelity VIP Index 500 Portfolio	2,002	32.38	to	25.21	45,456	1.77%	0.60%	to	1.67%	28.83%	to	30.23%
Fidelity VIP International Index Portfolio (July 12, 2019)	*-			10.63	2	2.22%			1.55%			6.32%
Fidelity VIP Investment Grade Bond Portfolio	2,437	14.42	to	16.92	34,874	2.51%	0.60%	to	1.67%	7.58%	to	8.75%
Fidelity VIP Mid Cap Portfolio	313	39.52	to	38.25	8,650	0.68%	0.60%	to	1.67%	21.12%	to	22.43%
Fidelity VIP Overseas Portfolio	207	22.72	to	21.38	2,925	1.48%	0.60%	to	1.67%	25.37%	to	26.74%

(a) Name Change. See Note 1.	32

-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	236	$13.28	to	$13.65	$3,155	1.40%	1.15%	to	1.60%	16.75%	to	17.28%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	88	18.69	to	19.82	1,678	—%	1.00%	to	1.67%	29.43%	to	30.31%
Franklin Growth and Income VIP Fund	59	30.35	to	30.96	1,789	2.55%	1.10%	to	1.35%	24.35%	to	24.67%
Franklin Income VIP Fund	149	28.62	to	29.19	4,269	5.47%	1.10%	to	1.35%	14.85%	to	15.14%
JP Morgan IT Mid Cap Value	12	36.84	to	39.09	437	1.49%	1.00%	to	1.55%	24.80%	to	25.49%
Morgan Stanley VIF Emerging Markets Debt Portfolio	11	26.69	to	29.51	312	5.21%	1.00%	to	1.55%	12.48%	to	13.11%
Morgan Stanley VIF U.S. Real Estate Portfolio	37	36.94	to	40.27	1,535	1.87%	1.00%	to	1.55%	17.10%	to	17.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	425	13.11	to	13.61	5,606	2.26%	1.00%	to	1.60%	16.10%	to	16.81%
Columbia VP – Small Cap Value Fund	114	27.02	to	29.05	3,151	0.27%	1.00%	to	1.67%	18.97%	to	19.78%
Franklin Growth and Income VIP Fund	344	20.68	to	30.90	7,787	2.27%	1.00%	to	1.60%	23.65%	to	24.40%
Franklin Income VIP Fund	1,096	23.13	to	24.23	20,518	5.39%	0.60%	to	1.67%	14.12%	to	15.36%
Franklin Large Cap Growth VIP Fund	214	28.58	to	34.94	5,500	—%	1.00%	to	1.67%	32.33%	to	33.23%
Franklin Mutual Shares VIP Fund	1,303	23.70	to	28.81	21,560	1.85%	1.00%	to	1.67%	20.53%	to	21.35%
Franklin Small Cap Value VIP Fund	84	21.91	to	20.07	1,612	0.96%	1.00%	to	1.60%	24.33%	to	25.09%
Invesco V.I. American Franchise Fund	112	26.53	to	35.16	3,119	—%	0.60%	to	1.60%	34.25%	to	35.61%
Invesco V.I. American Value Fund	468	18.70	to	20.05	8,988	0.44%	1.00%	to	1.60%	22.72%	to	23.46%
Invesco V.I. Comstock Fund	585	20.13	to	28.76	11,117	1.74%	0.60%	to	1.60%	22.94%	to	24.19%
Invesco V.I. International Growth Fund	346	13.06	to	13.77	4,592	1.32%	1.00%	to	1.60%	26.19%	to	26.96%
Invesco V.I. Mid Cap Growth Fund	58	15.17	to	15.40	888	—%	1.15%	to	1.55%	31.93%	to	32.46%
Templeton Foreign VIP Fund	824	18.71	to	18.51	9,568	1.68%	0.60%	to	1.67%	10.65%	to	11.85%
Templeton Global Bond VIP Fund	414	9.39	to	9.77	3,914	6.88%	1.00%	to	1.60%	0.38%	to	0.99%
Templeton Growth VIP Fund	152	12.71	to	23.19	2,634	2.78%	1.00%	to	1.60%	13.31%	to	14.00%
Morgan Stanley VIF Emerging Markets Debt Portfolio	50	22.19	to	16.50	852	5.34%	1.00%	to	1.67%	12.26%	to	13.03%
Morgan Stanley VIF Emerging Markets Equity Portfolio	184	31.30	to	28.91	2,861	1.05%	0.60%	to	1.67%	17.52%	to	18.80%
Morgan Stanley VIF U.S. Real Estate Portfolio	297	32.21	to	13.85	4,309	1.75%	1.00%	to	1.67%	16.69%	to	17.49%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	616	23.16	to	24.41	14,423	—%	1.00%	to	1.60%	29.45%	to	30.23%
BlackRock Global Allocation V.I. Fund	99	12.79	to	13.48	1,299	1.11%	1.00%	to	1.60%	15.87%	to	16.58%
BlackRock High Yield V.I. Fund	60	12.09	to	12.34	737	5.15%	1.00%	to	1.55%	13.08%	to	13.71%
BlackRock Total Return V.I. Fund	153	10.50	to	10.66	1,615	2.61%	1.15%	to	1.55%	7.46%	to	7.89%
TOPS® Managed Risk Moderate Growth ETF Portfolio	281	11.87	to	12.24	3,362	2.07%	1.15%	to	1.60%	14.31%	to	14.83%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	163	10.47	to	10.68	1,716	2.52%	1.00%	to	1.55%	7.39%	to	7.99%
American Funds I.S. Capital Income Builder Fund	95	11.16	to	11.45	1,071	2.75%	1.00%	to	1.55%	15.80%	to	16.44%
American Funds I.S. Global Growth Fund	725	16.67	to	17.30	12,177	0.90%	1.00%	to	1.60%	32.72%	to	33.53%
American Funds I.S. Growth Fund	378	19.82	to	20.56	7,539	0.58%	1.00%	to	1.60%	28.35%	to	29.14%
American Funds I.S. Growth-Income Fund	1,120	17.72	to	18.38	20,000	1.46%	1.00%	to	1.60%	23.84%	to	24.60%
American Funds I.S. New World Fund	143	12.44	to	12.91	1,808	0.83%	1.00%	to	1.60%	26.76%	to	27.53%

(a) Name Change. See Note 1.	33

-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	14	$31.74	to	$33.15	$463	1.20%	1.35%	to	1.45%	23.41%	to	23.53%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	64	$29.93	to	$32.13	1,485	0.80%	1.00%	to	1.67%	22.79%	to	23.62%
Advisor Class:
PIMCO VIT All Asset Portfolio	63	$13.77	to	$14.65	879	2.82%	1.00%	to	1.60%	9.96%	to	10.63%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	$10.96	to	$11.18	48	1.71%	1.00%	to	1.55%	5.25%	to	5.84%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	453	$3.90	to	$4.22	1,818	4.34%	1.00%	to	1.67%	9.49%	to	10.24%
PIMCO VIT Long-Term U.S. Government Portfolio	24	$11.34	to	$11.77	271	2.01%	1.00%	to	1.55%	11.45%	to	12.08%
PIMCO VIT Low Duration Portfolio	416	$11.07	to	$11.92	4,715	2.69%	1.00%	to	1.60%	2.26%	to	2.88%
PIMCO VIT Real Return Portfolio	86	$12.06	to	$12.96	1,056	1.51%	1.00%	to	1.60%	6.60%	to	7.25%
PIMCO VIT Total Return Portfolio	3,018	$13.71	to	$14.84	42,996	2.91%	1.00%	to	1.67%	6.44%	to	7.17%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	68	$6.12	to	$6.49	421	0.95%	1.15%	to	1.67%	6.34%	to	6.90%
Guggenheim VT Multi-Hedge Strategies Fund	30	$8.31	to	$9.00	264	2.44%	1.00%	to	1.67%	3.26%	to	3.96%
Guggenheim VT Long Short Equity Fund	18	$9.62	to	$10.41	188	0.58%	1.00%	to	1.67%	3.78%	to	4.48%
ETF Shares:
iShares® Core S&P 500 ETF	1,436	$61.03	to	$66.36	89,258	2.28%	1.75%	to	2.75%	27.64%	to	28.95%
iShares® Core S&P Mid-Cap ETF	481	$52.72	to	$55.15	25,733	1.74%	1.75%	to	2.75%	22.63%	to	23.89%
iShares® Core S&P Small-Cap ETF	238	$55.65	to	$58.31	13,455	1.54%	1.75%	to	2.75%	19.44%	to	20.67%
iShares® Core U.S. Aggregate Bond ETF	58	$25.15	to	$28.72	1,505	2.75%	1.75%	to	2.75%	5.47%	to	6.56%
iShares® iBoxx $ High Yield Corporate Bond ETF	26	$31.71	to	$35.11	863	5.08%	1.75%	to	2.75%	10.95%	to	12.09%
iShares® Intermediate-Term Corporate Bond ETF	44	$27.42	to	$29.42	1,228	3.54%	1.90%	to	2.75%	11.45%	to	12.42%
iShares® International Treasury Bond ETF	516	$21.92	to	$23.81	11,525	0.25%	1.75%	to	2.75%	0.91%	to	1.95%
iShares® S&P 500 Growth ETF	144	$65.11	to	$72.26	9,626	1.76%	1.75%	to	2.75%	27.17%	to	28.48%
iShares® S&P 500 Value ETF	73	$55.23	to	$57.88	4,116	2.32%	1.75%	to	2.75%	28.00%	to	29.32%
iShares® TIPS Bond ETF	8	$22.69	to	$27.40	209	1.78%	1.75%	to	2.75%	5.37%	to	6.45%
Vanguard® Developed Markets Index Fund, ETF Shares	349	$36.02	to	$34.60	12,626	3.22%	1.75%	to	2.75%	19.22%	to	20.45%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	39	$54.62	to	$61.06	2,182	1.85%	1.75%	to	2.75%	26.04%	to	27.34%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	20	$27.78	to	$25.70	539	3.44%	1.75%	to	2.75%	17.42%	to	18.63%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	$29.76	to	$34.13	229	3.46%	1.75%	to	2.75%	10.96%	to	12.10%
Vanguard® Large-Cap Index Fund, ETF Shares	29	$60.81	to	$65.49	1,836	1.98%	1.75%	to	2.75%	27.62%	to	28.93%
Vanguard® Mega Cap Index Fund, ETF Shares	3	$61.99	to	$67.02	184	2.07%	1.75%	to	2.75%	27.55%	to	28.86%
Vanguard® Real Estate Index Fund, ETF Shares	19	$46.79	to	$51.73	946	3.57%	1.75%	to	2.75%	25.32%	to	26.60%
Vanguard® Short-Term Bond Index Fund, ETF Shares	14	$22.83	to	$24.41	324	2.28%	1.90%	to	2.75%	2.10%	to	2.99%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,300	$25.14	to	$28.81	84,890	2.77%	1.75%	to	2.75%	5.84%	to	6.93%

(a) Name Change. See Note 1.	34

-*Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Affiliated:
Touchstone VST Active Bond Fund	956	$13.20	to	$16.66	$12,626	2.12%	1.00%	to	1.67%	(3.27)%	to	(2.60)%
Touchstone VST Aggressive ETF Fund	613	15.09	to	21.04	11,522	1.70%	0.60%	to	1.60%	(9.32)%	to	(8.40)%
Touchstone VST Conservative ETF Fund	730	14.07	to	17.60	10,989	1.69%	0.60%	to	2.15%	(6.10)%	to	(4.60)%
Touchstone VST Focused Fund	974	30.76	to	30.50	23,674	0.46%	0.60%	to	1.67%	(9.52)%	to	(8.53)%
Touchstone VST Large Cap Core Equity Fund	739	21.94	to	20.42	13,220	0.52%	1.00%	to	1.67%	(8.06)%	to	(7.43)%
Touchstone VST Moderate ETF Fund	607	17.34	to	19.76	9,608	1.83%	0.60%	to	2.15%	(8.05)%	to	(6.59)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	95	16.87	to	17.17	2,129	1.43%	1.10%	to	1.35%	(5.52)%	to	(5.28)%
Fidelity VIP Overseas Portfolio	64	9.38	to	10.01	1,632	1.49%	1.00%	to	1.55%	(16.14)%	to	(15.66)%
Fidelity VIP Equity-Income Portfolio	144	24.02	to	83.20	8,362	2.22%			1.35%			(9.54)%
Fidelity VIP Growth Portfolio	48	128.86	to	128.86	6,247	0.24%			1.35%			(1.52)%
Fidelity VIP High Income Portfolio	21	27.86	to	27.86	577	4.35%			1.35%			(4.60)%
Fidelity VIP Asset Manager Portfolio	57	52.57	to	52.57	3,001	1.64%			1.35%			(6.63)%
Fidelity VIP Contrafund® Portfolio	218	37.83	to	38.49	12,481	0.69%	1.10%	to	1.35%	(7.65)%	to	(7.41)%
Fidelity VIP Index 500 Portfolio	171	20.74	to	18.24	5,271	1.84%	1.35%	to	1.45%	(5.88)%	to	(5.79)%
Fidelity VIP Investment Grade Bond Portfolio	130	13.15	to	14.04	2,744	2.33%	1.00%	to	1.55%	(2.08)%	to	(1.53)%
Fidelity VIP Government Money Market	892	9.61	to	10.03	8,709	1.64%	0.60%	to	2.75%	(1.16)%	to	1.04%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	9	19.38	to	19.38	175	1.97%			1.45%			(9.74)%
Fidelity VIP Growth Portfolio	27	20.47	to	21.04	551	0.15%	1.10%	to	1.45%	(1.73)%	to	(1.38)%
Fidelity VIP High Income Portfolio	9	15.39	to	15.39	133	4.65%			1.45%			(5.01)%
Fidelity VIP Asset Manager Portfolio	-*	16.36	to	16.36	3	1.59%			1.45%			(6.82)%
Fidelity VIP Contrafund® Portfolio	27	27.82	to	27.82	745	0.60%			1.45%			(7.85)%
Fidelity VIP Balanced Portfolio	7	19.56	to	19.56	132	1.45%			1.45%			(5.66)%
Fidelity VIP Mid Cap Portfolio	47	59.25	to	56.77	2,703	0.54%	1.35%	to	1.45%	(15.88)%	to	(15.80)%
Fidelity VIP Overseas Portfolio	2	14.61	to	14.61	30	1.48%			1.45%			(16.13)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	97	13.27	to	18.57	1,505	1.36%	0.60%	to	1.60%	(7.13)%	to	(6.18)%
Fidelity VIP Balanced Portfolio	315	16.41	to	21.47	5,976	1.26%	1.00%	to	1.60%	(5.98)%	to	(5.40)%
Fidelity VIP Contrafund® Portfolio	1,560	28.28	to	29.30	31,342	0.44%	0.60%	to	1.67%	(8.21)%	to	(7.20)%
Fidelity VIP Disciplined Small Cap Portfolio	125	17.39	to	15.24	1,824	0.58%	1.00%	to	1.60%	(14.69)%	to	(14.17)%
Fidelity VIP Equity-Income Portfolio	258	14.65	to	20.83	3,945	1.94%	0.60%	to	1.60%	(10.01)%	to	(9.09)%
Fidelity VIP Freedom 2010 Portfolio	48	13.54	to	13.89	644	1.06%	1.15%	to	1.60%	(5.80)%	to	(5.37)%
Fidelity VIP Freedom 2015 Portfolio	96	13.70	to	14.22	1,279	1.36%	1.15%	to	1.60%	(6.80)%	to	(6.38)%
Fidelity VIP Freedom 2020 Portfolio	308	13.68	to	14.68	4,091	1.27%	1.15%	to	1.60%	(7.59)%	to	(7.16)%
Fidelity VIP Freedom 2025 Portfolio	315	14.32	to	15.47	4,350	1.23%	1.15%	to	1.60%	(8.28)%	to	(7.85)%
Fidelity VIP Freedom 2030 Portfolio	56	13.39	to	14.23	769	1.38%	1.15%	to	1.55%	(9.49)%	to	(9.12)%
Fidelity VIP Growth Portfolio	487	19.35	to	18.86	10,073	0.04%	1.00%	to	1.60%	(2.03)%	to	(1.43)%
Fidelity VIP High Income Portfolio	332	18.40	to	19.89	6,042	4.74%	0.60%	to	1.67%	(5.24)%	to	(4.21)%
Fidelity VIP Index 500 Portfolio	2,231	25.13	to	19.36	39,191	1.57%	0.60%	to	1.67%	(6.33)%	to	(5.30)%
Fidelity VIP Investment Grade Bond Portfolio	2,436	13.40	to	15.56	32,215	2.28%	0.60%	to	1.67%	(2.45)%	to	(1.39)%
Fidelity VIP Mid Cap Portfolio	309	32.63	to	31.24	7,328	0.39%	0.60%	to	1.67%	(16.20)%	to	(15.29)%
Fidelity VIP Overseas Portfolio	247	18.12	to	16.87	2,773	1.27%	0.60%	to	1.67%	(16.48)%	to	(15.57)%

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	257	$11.38	to	$11.64	$2,942	1.54%	1.15%	to	1.60%	(7.50)%	to	(7.08)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	92	14.44	to	15.21	1,362	—%	1.00%	to	1.67%	(14.75)%	to	(14.16)%
Franklin Growth and Income VIP Fund	74	24.41	to	24.83	1,803	2.62%	1.10%	to	1.35%	(5.67)%	to	(5.43)%
Franklin Income VIP Fund	162	24.92	to	25.36	4,041	5.05%	1.10%	to	1.35%	(5.39)%	to	(5.15)%
JP Morgan IT Mid Cap Value	17	29.52	to	31.15	506	1.00%	1.00%	to	1.55%	(13.21)%	to	(12.72)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	13	23.73	to	26.09	336	5.69%	1.00%	to	1.55%	(8.39)%	to	(7.88)%
Morgan Stanley VIF U.S. Real Estate Portfolio	40	31.55	to	34.20	1,406	2.74%	1.00%	to	1.55%	(9.15)%	to	(8.64)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	427	11.30	to	11.65	4,846	1.35%	1.00%	to	1.60%	(6.42)%	to	(5.85)%
Columbia VP – Small Cap Value Fund	122	22.71	to	24.25	2,828	0.19%	1.00%	to	1.67%	(19.54)%	to	(18.99)%
Franklin Growth and Income VIP Fund	346	21.60	to	24.84	6,447	2.39%	1.00%	to	1.67%	(6.18)%	to	(5.54)%
Franklin Income VIP Fund	1,149	20.27	to	21.01	18,891	4.97%	0.60%	to	1.67%	(5.91)%	to	(4.88)%
Franklin Large Cap Growth VIP Fund	241	21.59	to	26.22	4,465	—%	1.00%	to	1.67%	(3.12)%	to	(2.46)%
Franklin Mutual Shares VIP Fund	1,349	19.66	to	23.74	18,412	2.38%	1.00%	to	1.67%	(10.59)%	to	(9.98)%
Franklin Small Cap Value VIP Fund	90	14.82	to	16.05	1,380	0.92%	1.00%	to	1.67%	(14.34)%	to	(13.75)%
Invesco V.I. American Franchise Fund	149	19.76	to	25.93	3,068	—%	0.60%	to	1.60%	(5.44)%	to	(4.47)%
Invesco V.I. American Value Fund	424	15.23	to	16.24	6,598	0.21%	1.00%	to	1.60%	(14.27)%	to	(13.74)%
Invesco V.I. Comstock Fund	589	16.37	to	23.16	9,023	1.41%	0.60%	to	1.60%	(13.78)%	to	(12.89)%
Invesco V.I. International Growth Fund	346	10.35	to	10.84	3,627	1.87%	1.00%	to	1.60%	(16.57)%	to	(16.06)%
Invesco V.I. Mid Cap Growth Fund	39	11.50	to	11.67	453	—%	1.00%	to	1.55%	(7.34)%	to	(6.96)%
Templeton Foreign VIP Fund	863	16.91	to	16.55	8,991	2.67%	0.60%	to	1.67%	(16.86)%	to	(15.95)%
Templeton Global Bond VIP Fund	504	9.35	to	9.68	4,738	—%	1.00%	to	1.60%	0.30%	to	0.91%
Templeton Growth VIP Fund	168	16.98	to	20.34	2,577	1.98%	1.00%	to	1.67%	(16.28)%	to	(15.71)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	60	19.77	to	14.60	888	5.91%	1.00%	to	1.67%	(8.60)%	to	(7.98)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	198	26.64	to	24.34	2,637	0.35%	0.60%	to	1.67%	(18.90)%	to	(18.01)%
Morgan Stanley VIF U.S. Real Estate Portfolio	291	27.60	to	11.79	3,618	2.47%	1.00%	to	1.67%	(9.51)%	to	(8.89)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	528	17.89	to	18.75	9,543	—%	1.00%	to	1.60%	0.49%	to	1.10%
BlackRock Global Allocation V.I. Fund	132	11.04	to	11.57	1,488	0.76%	1.00%	to	1.60%	(9.06)%	to	(8.51)%
BlackRock High Yield V.I. Fund	52	10.69	to	10.85	557	5.26%	1.00%	to	1.55%	(4.41)%	to	(3.88)%
BlackRock Total Return V.I. Fund	152	9.78	to	9.88	1,490	2.48%	1.15%	to	1.55%	(2.27)%	to	(1.88)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	358	10.39	to	10.66	3,745	1.56%	1.15%	to	1.60%	(8.87)%	to	(8.45)%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	169	9.75	to	9.89	1,645	2.47%	1.00%	to	1.55%	(2.43)%	to	(2.03)%
American Funds I.S. Capital Income Builder Fund	74	9.63	to	9.83	712	2.72%	1.00%	to	1.55%	(8.69)%	to	(8.18)%
American Funds I.S. Global Growth Fund	861	12.56	to	12.95	10,883	0.49%	1.00%	to	1.60%	(10.70)%	to	(10.15)%
American Funds I.S. Growth Fund	358	15.44	to	15.92	5,548	0.27%	1.00%	to	1.60%	(2.10)%	to	(1.50)%
American Funds I.S. Growth-Income Fund	1,249	14.31	to	14.75	17,974	1.21%	1.00%	to	1.60%	(3.63)%	to	(3.04)%
American Funds I.S. New World Fund	122	9.82	to	10.12	1,210	0.75%	1.00%	to	1.60%	(15.63)%	to	(15.11)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	18	25.72	to	26.83	469	1.04%	1.35%	to	1.45%	(12.52)%	to	(12.43)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	95	24.37	to	25.99	1,706	0.61%	1.00%	to	1.67%	(12.91)%	to	(12.31)%
Advisor Class:
PIMCO VIT All Asset Portfolio	66	12.52	to	13.24	839	2.66%	1.00%	to	1.60%	(6.97)%	to	(6.40)%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	12	10.41	to	10.57	129	1.28%	1.00%	to	1.55%	0.43%	to	0.99%

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018
						Investment
	Units	Unit Value			Net Assets	Income	Expense			Total
Subaccount	(000s)	Range			(000s)	Ratio (**)	Ratio (***)			Return (****)
Advisor Class (continued):
PIMCO VIT CommodityRealReturn® Strategy Portfolio	450	$3.56	to	$3.83	$1,649	1.97%	1.00%	to	1.67%	(15.64)%	to	(15.06)%
PIMCO VIT Long-Term U.S. Government Portfolio	25	10.17	to	10.50	260	2.30%	1.00%	to	1.55%	(4.00)%	to	(3.46)%
PIMCO VIT Low Duration Portfolio	482	10.77	to	11.58	5,314	1.84%	1.00%	to	1.67%	(1.45)%	to	(0.77)%
PIMCO VIT Real Return Portfolio	109	11.24	to	12.08	1,263	2.53%	1.00%	to	1.67%	(3.88)%	to	(3.29)%
PIMCO VIT Total Return Portfolio	2,997	12.88	to	13.84	39,923	2.44%	1.00%	to	1.67%	(2.31)%	to	(1.64)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	105	5.76	to	6.07	615	—%	1.15%	to	1.67%	(10.55)%	to	(10.08)%
Guggenheim VT Multi-Hedge Strategies Fund	49	8.05	to	8.66	412	—%	1.00%	to	1.67%	(6.67)%	to	(6.03)%
Guggenheim VT Long Short Equity Fund	21	9.27	to	9.97	206	—%	1.00%	to	1.67%	(14.40)%	to	(13.81)%
ETF Shares:
iShares® Core S&P 500 ETF	1,549	47.81	to	51.46	75,243	1.88%	1.75%	to	2.75%	(7.11)%	to	(6.15)%
iShares® Core S&P Mid-Cap ETF	492	42.99	to	44.52	21,442	1.48%	1.75%	to	2.75%	(13.63)%	to	(12.73)%
iShares® Core S&P Small-Cap ETF	236	46.59	to	48.32	11,126	1.34%	1.75%	to	2.75%	(11.02)%	to	(10.10)%
iShares® Core U.S. Aggregate Bond ETF	53	23.84	to	26.95	1,310	2.73%	1.75%	to	2.75%	(2.67)%	to	(1.66)%
iShares® iBoxx $ High Yield Corporate Bond ETF	26	28.58	to	31.33	771	5.23%	1.75%	to	2.75%	(4.72)%	to	(3.74)%
iShares® Intermediate-Term Corporate Bond ETF	49	24.60	to	26.17	1,219	3.30%	1.90%	to	2.75%	(3.48)%	to	(2.63)%
iShares® International Treasury Bond ETF	497	21.72	to	23.36	10,979	0.31%	1.75%	to	2.75%	(5.29)%	to	(4.31)%
iShares® S&P 500 Growth ETF	154	51.20	to	56.24	8,060	1.17%	1.75%	to	2.75%	(2.95)%	to	(1.95)%
iShares® S&P 500 Value ETF	80	43.15	to	44.76	3,531	2.44%	1.75%	to	2.75%	(11.70)%	to	(10.78)%
iShares® TIPS Bond ETF	8	21.53	to	25.74	198	2.64%	1.75%	to	2.75%	(4.15)%	to	(3.16)%
Vanguard® Developed Markets Index Fund, ETF Shares	358	30.21	to	28.72	10,858	2.90%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	44	43.33	to	47.95	1,973	1.88%	1.75%	to	2.75%	(4.79)%	to	(3.80)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	21	23.66	to	21.67	476	2.43%	1.75%	to	2.75%	(17.12)%	to	(16.26)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	8	26.82	to	30.45	216	3.55%	1.75%	to	2.75%	(4.45)%	to	(3.46)%
Vanguard® Large-Cap Index Fund, ETF Shares	32	47.65	to	50.79	1,543	1.88%	1.75%	to	2.75%	(7.09)%	to	(6.13)%
Vanguard® Mega Cap Index Fund, ETF Shares	2	48.60	to	52.01	120	1.92%	1.75%	to	2.75%	(6.12)%	to	(5.15)%
Vanguard® Real Estate Index Fund, ETF Shares	19	37.33	to	40.86	744	4.48%	1.75%	to	2.75%	(8.63)%	to	(7.68)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	15	22.36	to	23.70	348	2.00%	1.90%	to	2.75%	(1.46)%	to	(0.60)%
Vanguard® Total Bond Market Index Fund, ETF Shares	3,345	23.75	to	26.94	81,116	2.80%	1.75%	to	2.75%	(2.88)%	to	(1.87)%

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	943	$13.64 to $17.11	$12,868	2.67%	1.00% to 1.67%	1.81% to 2.51%
Touchstone VST Aggressive ETF Fund	661	22.46 to 22.97	13,658	1.78%	0.60% to 2.15%	14.78% to 16.59%
Touchstone VST Conservative ETF Fund	609	14.98 to 18.45	9,655	2.04%	0.60% to 2.15%	7.70% to 9.40%
Touchstone VST Focused Fund	1,092	34.00 to 33.35	29,043	0.51%	0.60% to 1.67%	11.75% to 12.96%
Touchstone VST Large Cap Core Equity Fund	992	23.86 to 22.06	18,755	0.65%	1.00% to 1.67%	19.30% to 20.11%
Touchstone VST Moderate ETF Fund	718	18.85 to 21.15	12,221	1.99%	0.60% to 2.15%	11.22% to 12.98%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	107	17.86 to 18.12	2,519	1.45%	1.10% to 1.35%	14.86% to 15.15%
Fidelity VIP Overseas Portfolio	73	11.19 to 11.87	2,174	1.39%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity-Income Portfolio	164	26.55 to 91.97	10,332	1.69%	1.35%	11.38%
Fidelity VIP Growth Portfolio	53	130.85	6,935	0.21%	1.35%	33.32%
Fidelity VIP High Income Portfolio	38	29.20	1,118	5.26%	1.35%	5.50%
Fidelity VIP Asset Manager Portfolio	64	56.31	3,588	1.85%	1.35%	12.57%
Fidelity VIP Contrafund® Portfolio	251	40.96 to 41.57	15,539	0.99%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500 Portfolio	186	22.04 to 19.36	6,150	1.75%	1.35% to 1.45%	19.95% to 20.08%
Fidelity VIP Investment Grade Bond Portfolio	162	13.43 to 14.26	3,418	2.29%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	822	9.72 to 9.93	7,990	0.65%	0.60% to 2.75%	(2.08%) to 0.07%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	17	21.47	371	1.64%	1.45%	11.17%
Fidelity VIP Growth Portfolio	33	20.83 to 21.33	695	0.13%	1.10% to 1.45%	33.05% to 33.52%
Fidelity VIP High Income Portfolio	18	16.20	291	6.54%	1.45%	5.52%
Fidelity VIP Asset Manager Portfolio	*-	17.56	4	0.92%	1.45%	12.29%
Fidelity VIP Contrafund® Portfolio	40	30.19	1,209	0.97%	1.45%	20.00%
Fidelity VIP Balanced Portfolio	7	20.74	142	1.41%	1.45%	14.57%
Fidelity VIP Mid Cap Portfolio	55	70.43 to 67.42	3,773	0.60%	1.35% to 1.45%	18.96% to 19.08%
Fidelity VIP Overseas Portfolio	2	17.42	37	1.35%	1.45%	28.22%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	101	14.29 to 19.79	1,684	1.62%	0.60% to 1.60%	11.93% to 13.06%
Fidelity VIP Balanced Portfolio	330	17.45 to 22.69	6,663	1.28%	1.00% to 1.60%	14.27% to 14.96%
Fidelity VIP Contrafund® Portfolio	1,761	30.81 to 31.57	38,466	0.79%	0.60% to 1.67%	19.56% to 20.86%
Fidelity VIP Disciplined Small Cap Portfolio	130	20.39 to 17.75	2,226	0.51%	1.00% to 1.60%	5.09% to 5.73%
Fidelity VIP Equity-Income Portfolio	297	22.67 to 22.91	5,142	1.47%	0.60% to 1.67%	10.78% to 11.98%
Fidelity VIP Freedom 2010 Portfolio	45	14.37 to 14.68	635	1.20%	1.15% to 1.60%	11.00% to 11.50%
Fidelity VIP Freedom 2015 Portfolio	106	14.70 to 15.19	1,521	1.17%	1.15% to 1.60%	12.97% to 13.48%
Fidelity VIP Freedom 2020 Portfolio	361	14.13 to 15.81	5,177	1.26%	1.15% to 1.67%	14.33% to 14.93%
Fidelity VIP Freedom 2025 Portfolio	312	15.61 to 16.79	4,686	1.27%	1.15% to 1.60%	15.69% to 16.22%
Fidelity VIP Freedom 2030 Portfolio	42	14.79 to 15.65	629	1.20%	1.15% to 1.55%	18.83% to 19.31%
Fidelity VIP Growth Portfolio	432	19.75 to 19.14	9,070	0.07%	1.00% to 1.60%	32.67% to 33.47%
Fidelity VIP High Income Portfolio	684	19.42 to 20.76	13,128	6.21%	0.60% to 1.67%	5.13% to 6.27%
Fidelity VIP Index 500 Portfolio	2,182	26.83 to 20.44	40,812	1.58%	0.60% to 1.67%	19.39% to 20.68%
Fidelity VIP Investment Grade Bond Portfolio	2,463	13.74 to 15.78	33,192	2.26%	0.60% to 1.67%	2.26% to 3.37%
Fidelity VIP Mid Cap Portfolio	355	38.94 to 36.88	9,895	0.49%	0.60% to 1.67%	18.53% to 19.82%
Fidelity VIP Overseas Portfolio	274	21.69 to 19.98	3,674	1.17%	0.60% to 1.67%	27.83% to 29.21%
*- Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility Portfolio	270	$12.30 to $12.53	$3,343	1.16%	1.15% to 1.60%	14.44% to 14.96%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	97	16.94 to 17.72	1,663	—%	1.00% to 1.67%	11.65% to 12.41%
Franklin Growth and Income VIP Fund	79	25.87 to 26.26	2,040	6.11%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	201	26.34 to 26.73	5,285	4.24%	1.10% to 1.35%	8.46% to 8.74%
JPMorgan IT Mid Cap Value	23	34.01 to 35.69	779	0.79%	1.00% to 1.55%	12.01% to 12.63%
Morgan Stanley VIF Emerging Markets Debt Portfolio	18	25.90 to 28.32	496	5.07%	1.00% to 1.55%	8.02% to 8.62%
Morgan Stanley VIF U.S. Real Estate Portfolio	49	34.73 to 37.43	1,914	1.45%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	421	12.07 to 12.37	5,098	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VP – Small Cap Value Fund	153	28.23 to 29.94	4,409	0.31%	1.00% to 1.67%	12.09% to 12.85%
Franklin Growth and Income VIP Fund	409	23.03 to 26.29	8,001	5.82%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	1,340	21.54 to 22.08	23,474	4.12%	0.60% to 1.67%	7.85% to 9.02%
Franklin Large Cap Growth VIP Fund	277	22.29 to 26.88	5,125	0.57%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	1,438	21.99 to 26.37	21,855	2.27%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	93	17.30 to 18.61	1,665	0.52%	1.00% to 1.67%	8.81% to 9.55%
Invesco V.I. American Franchise Fund	137	25.27 to 27.14	2,966	—%	0.60% to 1.67%	24.91% to 26.27%
Invesco V.I. American Value Fund	362	17.77 to 18.83	6,524	0.63%	1.00% to 1.60%	7.93% to 8.59%
Invesco V.I. Comstock Fund	630	18.99 to 26.58	11,076	2.02%	0.60% to 1.60%	15.70% to 16.87%
Invesco V.I. International Growth Fund	334	12.40 to 12.92	4,183	1.25%	1.00% to 1.60%	20.77% to 21.50%
Invesco V.I. Mid Cap Growth Fund	21	12.41 to 12.49	265	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	1,051	20.34 to 19.69	12,808	2.68%	0.60% to 1.67%	14.75% to 16.00%
Templeton Global Bond VIP Fund	536	9.32 to 9.59	5,018	—%	1.00% to 1.60%	0.30% to 0.91%
Templeton Growth VIP Fund	180	20.28 to 24.13	3,324	1.64%	1.00% to 1.67%	16.53% to 17.32%
Morgan Stanley VIF Emerging Markets Debt Portfolio	106	21.63 to 15.86	1,683	5.36%	1.00% to 1.67%	7.76% to 8.49%
Morgan Stanley VIF Emerging Markets Equity Portfolio	215	32.84 to 29.69	3,789	0.62%	0.60% to 1.67%	32.82% to 34.26%
Morgan Stanley VIF U.S. Real Estate Portfolio	326	30.50 to 12.94	4,448	1.25%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	466	17.80 to 18.54	8,359	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation V.I. Fund	164	12.14 to 12.64	2,030	1.24%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield V.I. Fund	19	11.19 to 11.29	208	4.89%	1.00% to 1.55%	5.41% to 6.00%
BlackRock Total Return V.I. Fund	85	10.00 to 10.07	856	2.24%	1.15% to 1.55%	1.61% to 2.02%
TOPS® Managed Risk Moderate Growth ETF Portfolio	373	11.40 to 11.64	4,269	1.62%	1.15% to 1.60%	12.02% to 12.53%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	113	9.99 to 10.06	1,127	2.30%	1.15% to 1.55%	1.70% to 2.11%
American Funds I.S. Capital Income Builder Fund	61	10.55 to 10.71	640	2.60%	1.00% to 1.55%	10.91% to 11.53%
American Funds I.S. Global Growth Fund	921	14.07 to 14.42	13,020	0.58%	1.00% to 1.60%	29.03% to 29.81%
American Funds I.S. Growth Fund	306	15.77 to 16.16	4,842	0.48%	1.00% to 1.60%	25.95% to 26.71%
American Funds I.S. Growth-Income Fund	1,304	14.85 to 15.22	19,458	1.32%	1.00% to 1.60%	20.13% to 20.86%
American Funds I.S. New World Fund	86	11.63 to 11.92	1,009	0.89%	1.00% to 1.60%	27.00% to 27.77%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	16	29.40 to 30.64	475	0.97%	1.35% to 1.45%	12.68% to 12.79%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	85	27.99 to 29.64	1,709	0.56%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	128	13.25 to 14.15	1,744	4.41%	1.00% to 1.67%	11.49% to 12.25%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.37 to 10.46	42	6.06%	1.00% to 1.55%	1.08% to 1.64%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	583	4.22 to 4.51	2,520	11.11%	1.00% to 1.67%	0.35% to 1.03%
PIMCO VIT Long-Term U.S. Government Portfolio	33	10.57 to 10.88	353	2.08%	1.00% to 1.60%	7.11% to 7.76%
PIMCO VIT Low Duration Portfolio	396	10.93 to 11.67	4,425	1.30%	1.00% to 1.67%	(0.44%) to 0.24%
PIMCO VIT Real Return Portfolio	109	11.70 to 12.49	1,310	2.30%	1.00% to 1.67%	1.83% to 2.52%
PIMCO VIT Total Return Portfolio	3,137	13.18 to 14.08	42,600	1.92%	1.00% to 1.67%	3.07% to 3.77%

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	90	$6.44 to $6.75	$587	1.42%	1.15% to 1.67%	6.90% to 7.46%
Guggenheim VT Multi-Hedge Strategies Fund	42	8.63 to 9.21	379	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity Fund	27	10.83 to 11.56	312	0.35%	1.00% to 1.67%	12.94% to 13.71%
ETF Shares:
iShares® Core S&P 500 ETF	1,587	51.47 to 54.83	82,802	1.90%	1.75% to 2.75%	18.42% to 19.63%
iShares® Core S&P Mid-Cap ETF	477	49.78 to 51.01	23,985	1.29%	1.75% to 2.75%	13.07% to 14.23%
iShares® Core S&P Small-Cap ETF	235	52.36 to 53.75	12,437	1.30%	1.75% to 2.75%	10.04% to 11.16%
iShares® Core U.S. Aggregate Bond ETF	57	24.50 to 27.41	1,440	2.33%	1.75% to 2.75%	0.71% to 1.74%
iShares® iBoxx $ High Yield Corporate Bond ETF	24	29.99 to 32.54	757	5.12%	1.75% to 2.75%	3.17% to 4.23%
iShares® Intermediate-Term Corporate Bond ETF	53	25.49 to 26.87	1,349	2.51%	1.90% to 2.75%	0.70% to 1.58%
iShares® International Treasury Bond ETF	473	22.93 to 24.41	10,988	0.20%	1.75% to 2.75%	8.31% to 9.42%
iShares® S&P 500 Growth ETF	161	52.75 to 57.36	8,620	1.43%	1.75% to 2.75%	23.73% to 25.00%
iShares® S&P 500 Value ETF	80	48.86 to 50.17	3,974	2.29%	1.75% to 2.75%	12.08% to 13.23%
iShares® TIPS Bond ETF	9	22.47 to 26.58	219	2.07%	1.75% to 2.75%	0.10% to 1.12%
Vanguard® Developed Markets Index Fund, ETF Shares	325	36.45 to 34.30	11,839	2.97%	1.75% to 2.75%	22.94% to 24.20%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	52	45.51 to 49.85	2,441	2.03%	1.75% to 2.75%	18.88% to 20.10%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	24	28.55 to 25.87	655	2.53%	1.75% to 2.75%	27.88% to 29.18%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	8	28.07 to 31.54	236	3.25%	1.75% to 2.75%	2.42% to 3.47%
Vanguard® Large-Cap Index Fund, ETF Shares	33	51.29 to 54.11	1,745	1.91%	1.75% to 2.75%	18.66% to 19.88%
Vanguard® Mega Cap Index Fund, ETF Shares	3	51.77 to 54.83	156	1.96%	1.75% to 2.75%	19.25% to 20.47%
Vanguard® Real Estate Index Fund, ETF Shares	17	40.86 to 44.26	733	4.24%	1.75% to 2.75%	2.01% to 3.05%
Vanguard® Short-Term Bond Index Fund, ETF Shares	16	22.69 to 23.84	366	1.63%	1.90% to 2.75%	(1.57%) to (0.71%)
Vanguard® Total Bond Market Index Fund, ETF Shares	3,223	24.46 to 27.45	80,320	2.56%	1.75% to 2.75%	0.73% to 1.76%

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated
Touchstone VST Active Bond Fund	841	$13.40 to $16.69	$11,371	2.25%	1.00% to 1.67%	4.21% to 4.92%
Touchstone VST Aggressive ETF Fund	710	19.57 to 19.70	12,686	1.45%	0.60% to 2.15%	5.64% to 7.31%
Touchstone VST Conservative ETF Fund	666	13.91 to 16.86	9,709	1.18%	0.60% to 2.15%	3.31% to 4.95%
Touchstone VST Focused Fund	1,258	30.43 to 29.52	29,800	0.00%	0.60% to 1.67%	11.22% to 12.43%
Touchstone VST Large Cap Core Equity Fund	1,184	20.00 to 18.37	18,709	0.99%	1.00% to 1.67%	7.02% to 7.75%
Touchstone VST Moderate ETF Fund	831	16.95 to 18.72	12,710	1.62%	0.60% to 2.15%	4.56% to 6.21%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	125	15.55 to 15.74	2,490	1.32%	1.10% to 1.35%	5.82% to 6.08%
Fidelity VIP Overseas Portfolio	82	8.72 to 9.20	1,909	1.42%	1.00% to 1.55%	(6.53)% to (6.01)%
Fidelity VIP Equity-Income Portfolio	177	82.57	10,075	2.21%	1.35%	16.43%
Fidelity VIP Growth Portfolio	61	98.15	5,965	0.04%	1.35%	(0.56)%
Fidelity VIP High Income Portfolio	48	27.68	1,324	5.08%	1.35%	13.06%
Fidelity VIP Asset Manager Portfolio	69	50.02	3,456	1.38%	1.35%	1.68%
Fidelity VIP Contrafund® Portfolio	279	34.06 to 34.49	14,044	0.77%	1.10% to 1.35%	6.55% to 6.82%
Fidelity VIP Index 500 Portfolio	214	15.97 to 16.13	5,879	1.38%	1.35% to 1.45%	10.24% to 10.35%
Fidelity VIP Investment Grade Bond Portfolio	209	13.09 to 13.82	4,085	2.29%	1.00% to 1.55%	3.12% to 3.69%
Fidelity VIP Government Money Market	1,386	9.74 to 9.92	13,564	0.20%	0.60% to 1.67%	(1.47)% to (0.40)%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income Portfolio	18	19.31	338	2.23%	1.45%	16.19%
Fidelity VIP Growth Portfolio	40	15.65 to 15.97	627	0.00%	1.10% to 1.45%	(0.75)% to (0.39)%
Fidelity VIP High Income Portfolio	18	15.35	282	6.34%	1.45%	12.72%
Fidelity VIP Asset Manager Portfolio	1	15.63	14	1.43%	1.45%	1.52%
Fidelity VIP Contrafund® Portfolio	38	25.16	948	0.71%	1.45%	6.35%
Fidelity VIP Balanced Portfolio	7	18.10	125	1.28%	1.45%	5.61%
Fidelity VIP Mid Cap Portfolio	64	59.21 to 56.62	3,692	0.39%	1.35% to 1.45%	10.49% to 10.60%
Fidelity VIP Overseas Portfolio	2	13.58	29	1.38%	1.45%	(6.50)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	105	16.12 to 17.50	1,560	1.30%	0.60% to 1.67%	1.12% to 2.22%
Fidelity VIP Balanced Portfolio	350	18.78 to 19.74	6,167	1.19%	1.00% to 1.67%	5.19% to 5.91%
Fidelity VIP Contrafund® Portfolio	1,830	25.77 to 26.13	33,799	0.61%	0.60% to 1.67%	5.93% to 7.08%
Fidelity VIP Disciplined Small Cap Portfolio	141	19.40 to 16.79	2,283	0.63%	1.00% to 1.60%	20.35% to 21.09%
Fidelity VIP Equity-Income Portfolio	320	20.47 to 20.46	5,105	2.16%	0.60% to 1.67%	15.75% to 17.00%
Fidelity VIP Freedom 2010 Portfolio	64	12.57 to 13.16	826	1.24%	1.15% to 1.67%	3.47% to 4.02%
Fidelity VIP Freedom 2015 Portfolio	128	12.55 to 13.39	1,629	1.12%	1.15% to 1.67%	3.82% to 4.36%
Fidelity VIP Freedom 2020 Portfolio	385	12.36 to 13.00	4,813	1.17%	1.15% to 1.67%	4.04% to 4.59%
Fidelity VIP Freedom 2025 Portfolio	308	12.84 to 13.51	3,993	1.32%	1.15% to 1.67%	4.22% to 4.77%
Fidelity VIP Freedom 2030 Portfolio	41	12.45 to 13.12	511	1.23%	1.15% to 1.55%	4.73% to 5.15%
Fidelity VIP Growth Portfolio	344	20.15 to 14.34	5,398	0.00%	1.00% to 1.67%	(1.13)% to (0.45)%
Fidelity VIP High Income Portfolio	902	18.47 to 19.54	16,686	5.69%	0.60% to 1.67%	12.26% to 13.48%
Fidelity VIP Index 500 Portfolio	2,267	22.47 to 16.94	35,505	1.39%	0.60% to 1.67%	9.72% to 10.91%
Fidelity VIP Investment Grade Bond Portfolio	2,227	13.44 to 15.26	29,582	2.43%	0.60% to 1.67%	2.73% to 3.85%
Fidelity VIP Mid Cap Portfolio	385	32.86 to 30.78	9,185	0.31%	0.60% to 1.67%	10.06% to 11.25%
Fidelity VIP Overseas Portfolio	310	16.97 to 15.46	3,209	1.21%	0.60% to 1.67%	(6.85)% to (5.84)%
Fidelity VIP Target Volatility Portfolio	256	10.75 to 10.90	2,758	1.51%	1.15% to 1.60%	3.38% to 3.85%

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	122	$15.17 to $15.76	$1,870	0.00%	1.00% to 1.67%	12.24% to 13.01%
Franklin Growth and Income VIP Fund	85	22.58 to 22.86	1,923	2.85%	1.10% to 1.35%	10.35% to 10.63%
Franklin Income VIP Fund	225	24.28 to 24.58	5,458	5.10%	1.10% to 1.35%	12.79% to 13.08%
JPMorgan IT Mid Cap Value	24	30.36 to 31.69	727	0.89%	1.00% to 1.55%	12.92% to 13.55%
Morgan Stanley VIF Emerging Markets Debt Portfolio	22	23.98 to 26.07	563	5.72%	1.00% to 1.55%	8.84% to 9.45%
Morgan Stanley VIF U.S. Real Estate Portfolio	58	34.21 to 36.67	2,265	1.36%	1.00% to 1.55%	5.16% to 5.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	371	10.68 to 10.88	3,979	1.30%	1.00% to 1.60%	5.56% to 6.20%
Columbia VP – Small Cap Value Fund	130	25.19 to 26.53	3,325	0.40%	1.00% to 1.67%	30.53% to 31.41%
Franklin Growth and Income VIP Fund	430	20.21 to 22.92	7,579	2.63%	1.00% to 1.67%	9.76% to 10.51%
Franklin Income VIP Fund	1,311	19.98 to 20.26	21,781	4.93%	0.60% to 1.67%	12.12% to 13.34%
Franklin Large Cap Growth VIP Fund	256	17.69 to 21.20	3,824	0.00%	1.00% to 1.67%	(3.43)% to (2.77)%
Franklin Mutual Shares VIP Fund	1,388	20.64 to 24.59	19,924	2.04%	1.00% to 1.67%	14.12% to 14.90%
Franklin Small Cap Value VIP Fund	118	15.90 to 16.98	1,946	0.80%	1.00% to 1.67%	28.02% to 28.89%
Invesco V.I. American Franchise Fund	88	20.23 to 21.49	1,574	0.00%	0.60% to 1.67%	0.31% to 1.41%
Invesco V.I. American Value Fund	281	16.46 to 17.34	4,670	0.12%	1.00% to 1.60%	13.38% to 14.07%
Invesco V.I. Comstock Fund	676	16.41 to 22.75	10,344	1.32%	0.60% to 1.60%	15.12% to 16.29%
Invesco V.I. International Growth Fund	315	10.42 to 10.54	3,262	1.25%	0.80% to 1.67%	(2.04)% to (1.84)%
Invesco V.I. Mid Cap Growth Fund (April 29, 2016)	9	10.32 to 10.33	94	0.00%	1.10% to 1.55%	3.20% to 3.27%
Templeton Foreign VIP Fund	745	17.73 to 16.97	8,350	1.92%	0.60% to 1.67%	5.39% to 6.53%
Templeton Global Bond VIP Fund	526	9.29 to 9.50	4,911	0.00%	1.00% to 1.60%	1.29% to 1.91%
Templeton Growth VIP Fund	240	17.40 to 20.57	3,604	2.04%	1.00% to 1.67%	7.79% to 8.52%
Morgan Stanley VIF Emerging Markets Debt Portfolio	118	20.07 to 14.62	1,743	5.94%	1.00% to 1.67%	8.74% to 9.48%
Morgan Stanley VIF Emerging Markets Equity Portfolio	291	24.73 to 22.11	3,722	0.42%	0.60% to 1.67%	4.84% to 5.98%
Morgan Stanley VIF U.S. Real Estate Portfolio	368	30.15 to 12.70	5,090	1.06%	1.00% to 1.67%	4.77% to 5.48%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	373	13.61 to 14.09	5,106	0.00%	1.00% to 1.60%	(1.73)% to (1.13)%
BlackRock Global Allocation V.I. Fund	184	10.85 to 11.23	2,028	1.16%	1.00% to 1.60%	2.15% to 2.77%
BlackRock High Yield V.I. Fund (April 29, 2016)	3	10.61 to 10.65	33	5.21%	1.00% to 1.55%	6.12% to 6.52%
BlackRock Total Return V.I. Fund (April 29, 2016)	32	9.84 to 9.87	311	1.81%	1.15% to 1.55%	(1.55)% to (1.28)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	351	10.18 to 10.35	3,580	1.95%	1.15% to 1.60%	4.45% to 4.92%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund (April 29, 2016)	59	9.82	580	2.78%	1.15%	(1.79)%
American Funds I.S. Capital Income Builder Fund	43	9.55 to 9.60	408	3.66%	1.00% to 1.60%	2.38% to 2.75%
American Funds I.S. Global Growth Fund	915	10.90 to 11.11	10,011	0.70%	1.00% to 1.60%	(1.24)% to (0.63)%
American Funds I.S. Growth Fund	191	12.52 to 12.76	2,397	0.74%	1.00% to 1.60%	7.47% to 8.13%
American Funds I.S. Growth-Income Fund	1,275	12.36 to 12.59	15,818	1.36%	1.00% to 1.60%	9.48% to 10.14%
American Funds I.S. New World Fund	40	9.16 to 9.33	365	0.71%	1.00% to 1.60%	3.36% to 3.99%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	20	26.09 to 27.17	540	1.09%	1.35% to 1.45%	19.27% to 19.39%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	87	24.96 to 26.25	1,613	0.74%	1.00% to 1.67%	18.69% to 19.5%

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Advisor Class:
PIMCO VIT All Asset Portfolio	152	$11.88 to $12.60	$1,847	2.59%	1.00% to 1.67%	11.02% to 11.78%
PIMCO VIT International Bond Portfolio (US Dollar Hedged) (April 29, 2016)	1	10.30	12	3.47%	1.15%	2.96%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	564	4.21 to 4.47	2,426	1.03%	1.00% to 1.67%	12.96% to 13.72%
PIMCO VIT Long-Term U.S. Government Portfolio	45	9.93 to 10.09	443	1.82%	1.00% to 1.55%	(0.88)% to (0.43)%
PIMCO VIT Low Duration Portfolio	485	10.98 to 11.64	5,413	1.35%	1.00% to 1.67%	(0.39)% to 0.29%
PIMCO VIT Real Return Portfolio	104	11.49 to 12.19	1,218	2.21%	1.00% to 1.67%	3.34% to 4.04%
PIMCO VIT Total Return Portfolio	3,000	12.79 to 13.56	39,441	1.98%	1.00% to 1.67%	0.86% to 1.55%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	101	6.02 to 6.29	617	3.82%	1.15% to 1.67%	(16.19)% to (15.74)%
Guggenheim VT Multi-Hedge Strategies Fund	53	8.46 to 8.97	467	0.10%	1.00% to 1.67%	(2.14)% to (1.48)%
Guggenheim VT Long Short Equity Fund	30	9.59 to 10.17	306	0.00%	1.00% to 1.67%	(1.02)% to (0.35)%
ETF Shares:
iShares® Core S&P 500 ETF	1,602	43.46 to 45.83	70,447	2.24%	1.75% to 2.75%	9.07% to 10.19%
iShares® Core S&P Mid-Cap ETF	467	44.02 to 44.66	20,711	1.78%	1.75% to 2.75%	17.36% to 18.56%
iShares® Core S&P Small-Cap ETF	231	47.58 to 48.35	11,059	1.42%	1.75% to 2.75%	23.12% to 24.38%
iShares® Core U.S. Aggregate Bond ETF	61	24.32 to 26.94	1,517	2.33%	1.75% to 2.75%	(0.41)% to 0.62%
iShares® iBoxx $ High Yield Corporate Bond ETF	21	29.07 to 31.22	639	5.47%	1.75% to 2.75%	10.28% to 11.42%
iShares® Intermediate-Term Corporate Bond ETF	46	25.31 to 26.45	1,173	2.42%	1.90% to 2.75%	0.47% to 1.35%
iShares® International Treasury Bond ETF	417	21.17 to 22.31	8,919	0.70%	1.75% to 2.75%	(1.92)% to (0.91)%
iShares® S&P 500 Growth ETF	167	42.64 to 45.89	7,233	1.59%	1.75% to 2.75%	3.88% to 4.94%
iShares® S&P 500 Value ETF	75	43.60 to 44.31	3,299	2.47%	1.75% to 2.75%	14.08% to 15.25%
iShares® TIPS Bond ETF	9	22.44 to 26.28	218	1.46%	1.75% to 2.75%	1.80% to 2.84%
Vanguard® Developed Markets Index Fund, ETF Shares	337	29.65 to 27.62	9,938	3.12%	1.75% to 2.75%	(0.17)% to 0.85%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	58	38.28 to 41.50	2,270	2.22%	1.75% to 2.75%	8.91% to 10.03%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	25	22.32 to 20.03	547	2.53%	1.75% to 2.75%	9.11% to 10.23%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	7	27.40 to 30.48	203	3.22%	1.75% to 2.75%	2.36% to 3.41%
Vanguard® Large-Cap Index Fund, ETF Shares	33	43.22 to 45.14	1,450	2.10%	1.75% to 2.75%	8.70% to 9.81%
Vanguard® Mega Cap Index Fund, ETF Shares	4	43.41 to 45.52	155	2.23%	1.75% to 2.75%	8.83% to 9.95%
Vanguard® Real Estate Index Fund, ETF Shares	17	40.05 to 42.95	682	4.87%	1.75% to 2.75%	5.64% to 6.72%
Vanguard® Short-Term Bond Index Fund, ETF Shares	18	23.05 to 24.01	421	1.45%	1.90% to 2.75%	(1.45)% to (0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	2,749	24.28 to 26.98	67,946	2.42%	1.75% to 2.75%	(0.30)% to 0.73%